UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5038

---------------------------------------------

Clearwater Investment Trust

------------------------------------------------------------------------

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

------------------------------------------------------------------------

(Address of principal executive offices) (Zip code)

Susanne S. Smith, Esq.

Chief Compliance Officer

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 East 7th Street

Saint Paul, Minnesota 55101-4930

(Name and address of agent for service)

Copy to:

Timothy Silva, Esq.

Wilmer, Cutler, Pickering, Hale and Dorr, LLP

60 State Street

Boston, Massachusetts 02109

------------------------------------------------------------------------

(Name and address for agent for service)

Registrant’s telephone number, including area code:

651-228-0935

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST Financial Statements December 31, 2005 and 2004 (With Independent Auditors’ Report Thereon)

Clearwater Investment Trust

February 2006

To: Our Unit Holders:

On December 31, 2005 the net asset value of the Clearwater Growth Fund was $26.03 per unit. The net asset value of the Clearwater Small Cap Fund was $18.09 per unit. On a total return basis for 2005, the Clearwater Growth Fund increased by 5.9% versus the Russell 1000 increase of 6.3%, while the Clearwater Small Cap Fund increased by 9.2% versus the Russell 2000 increase of 4.6%. For the fourth quarter, the Clearwater Growth Fund increased by 2.1%, matching the Russell 1000, while the Clearwater Small Cap Fund decreased by 0.1% versus an increase of 1.1% for the Russell 2000.

On December 31, 2005 the net asset value of the Clearwater Tax Exempt Bond Fund was $10.00 per unit. On a total return basis for 2005 the fund increased 4.6% with a fourth quarter return of 1.2%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 1.0% for the year with a 0.3% increase in the fourth quarter.

Parametric Portfolio Associates,  the sub-advisor for the Clearwater Growth Fund, made the following comments:

While not the robust holiday rally investors were hoping for, US stocks did rise in the final quarter of 2005, with the S&P 500 Index up a modest 2.1% for the last three months of the year. The S&P 500 Index also finished the year in positive territory, albeit a lower-than-average 4.9% for 2005.

The end of the year saw some reversal in economic sector performance, as top performing sectors in the fourth quarter, materials, +11.2%, financials, +8.2%, and industrials, +5.0%, were the weakest sectors in the prior three quarters. Conversely, the worst performing sectors in the fourth quarter, energy, -7.4%, and utilities, -5.5%, were the top performers in the first nine months. In spite of this sector reversal, investment style was not a factor in driving stock returns in the fourth quarter, as value, growth, mid-cap and small-cap performed similarly to the large-cap S&P 500 Index (S&P 500/Citigroup Value Index, formerly S&P/Barra Value Index +2.2%; S&P 500/Citigroup Growth Index, formerly S&P/Barra Growth Index +2.0%; S&P MidCap 400 Index, +3.3%; S&P SmallCap 600 Index, +0.4%).

As 2005 wound down, there was much hand wringing over the historical connection between an inverted yield curve (short-term interest rates higher than long-term interest rates, which occurred three times in the last week of the year) and US economic recession. Then again, consumer confidence rose in late December to pre-hurricane levels, providing support for US economic growth, and consumer prices fell in December by the most in over 55 years, easing concerns over inflation. All eyes will stay on the Fed in 2006 to see if the trend of thirteen straight interest rate increases will continue in the New Year.

Comparison of the Change in Value of a $10,000 Investment in the Clearwater Growth Fund and the Russell 1000 Index.

Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:

PERFORMANCE:

The Russell 2000 had a return of 4.6% in 2005, lagging the S&P 500 return of 4.9%. This underperformance by small cap stocks versus large cap came after 6 consecutive years of outperformance. The R2000 lagged the S&P 500 during the final quarter of the year, only the 9th time over the last 25 quarters the R2000 has underperformed its large cap counterpart. Growth stocks continued to outperform during the quarter. As the economy marginally slows in the coming quarters, stocks that can show growth will be in demand by the investment community. Your portfolio includes exposure to both growth and value issues.

For the year, the Clearwater Small Cap Fund out performed the benchmark, with a return of 9.2% as compared to 4.6% for the Russell 2000. We outperformed the Russell 2000 Index in the first quarter (a down quarter) and the third quarter of 2005, and lagged the benchmark during the second and final quarters of the year.

SECTOR WEIGHTINGS

The sector weightings for the Clearwater Small Cap Fund experienced modest changes in the second half of 2005 as compared to the beginning half of the year. During the latter half of 2005, significant over-weights relative to our benchmark included Autos and Transportation (6.0% vs the benchmark at 3.6%), Materials and Processing (12.1% vs 9.4%), and Producer Durables (11.3% vs 7.6%). Underweighted sectors included Consumer Discretionary (12.7% vs 18.5%) and Financials (12.5% vs 23.5%). Overall, however, the impact of sector weightings in your portfolio was relatively modest, adding about 160 basis points to relative performance.

PERFORMANCE ATTRIBUTION

Kennedy’s forte has always been in stock selection. True to form, our performance relative to the benchmark was most significantly aided by stock selections during the course of the full year. Our stock selections had positive impact in several areas, including Consumer Discretionary, Materials and Processing, and Producer Durables. Our stock picks in Healthcare impeded results.

We have maintained a relatively low rate of turnover in your portfolio. Many of the stocks that were “Top 10”s at year end were also major positions in your account at mid-year. And many of these holdings were also significant contributors to performance for the year, including Cleveland-Cliffs, Oil States International and Trident Microsystems. To give you a flavor of the breadth of companies we select as holdings in your portfolio, here’s a brief description of three of these major portfolio holdings:

Cleveland-Cliffs is a leading producer of iron ore pellets, a key component of steelmaking. It owns or holds stakes in six iron ore properties, including Northshore Mining and Empire Iron, which represent more than 45% of North American iron ore pellet production capacity.

Oil States provides tubular services and offers casing, premium tubing, and line pipes. The company’s well site services range from remote-site accommodations to hydraulic well control equipment. It also offers offshore products, including flex-element technology and deepwater mooring systems.

Trident Microsystems offers integrated circuits (ICs) for digital television, LCD TV, and digital applications. The company’s video processors enhance the quality of both analog and digital TV outputs, while its encoder chips optimize the display of computer images on TV. Trident outsources its manufacturing and sells primarily to OEMs located in Asia.

PORTFOLIO CHARACTERISTICS

At Kennedy, we have clearly noted the element of fear that crept into the market in the 2nd quarter due to high energy prices and accelerated with the hurricane damage in the Gulf during the 3rd quarter. This fear component gradually dissipated during the 4th quarter, and our performance gradually returned to better levels as Q4 ended and we moved into the New Year. The consumer seems to have adjusted to gas prices in the $2.00 to $3.00 range, and a mild winter (at least so far) is keeping heating bills in check.

Here are a few specific observations we have on the current market environment:

(1). We have been underweighted in several industry groups such as Consumer Discretionary, and Financials, since we felt most of the stocks in these groups were overvalued. In recent months, valuations in these groups have declined enough in price to give us several buying opportunities. We will be closely examining issues in these sectors going forward to see if their current valuations and fundamentals warrant increased exposure in your portfolio.

(2). The resumption of the upward move that started in early November has been dominated by companies showing top line growth. We believe this will continue, and will be emphasizing stocks that exhibit this growth.

We continue to concentrate our attention on uncovering those companies that are most uniquely positioned for future capital appreciation potential. As always, our process begins with screening and analyzing those segments of our investment universe that are most overlooked and undervalued. Of course every year presents its new set of macro and micro-oriented challenges. We believe, however, that our fundamentally based research process will continue to be the key to not only weathering these challenges but also discovering many exciting investment opportunities in 2006.

Comparison of the Change in Value of a $ 10,000 Investment in the Clearwater Small Cap Fund and the Russell 2000 Index.

SIT Investment Associates: the sub-advisor for the Clearwater Tax Exempt Bond Fund, made the following comments:

The fixed income markets completed a difficult year in 2005, with performance being especially strong in long Treasuries and municipals, and mortgages. Heavy issuance in the government, mortgage, corporate, and municipal markets continued, and while demand was not as strong as in 2004, it was more than able to absorb the supply. The Federal Reserve began its tightening cycle in June 2004, raising the federal funds rate by 25 basis points at each of the FOMC meetings through December 2005. The U. S. Treasury and municipal yield curves flattened considerably during the past year. Many in the market now believe that the Fed is nearing the end of its tightening cycle. Moderating but acceptable growth in the domestic economy accompanied by a still troublesome federal budget deficit, with moderate and apparently contained inflation despite high oil prices support this expectation. However, any evidence of stronger growth or worsening inflation could be met with further short-term interest rate hikes. We expect the Fed to continue to raise the federal funds rate during the first half of 2006 to 4.75%, with the most likely level at mid-year 2006 being in the 4.50% to 5.00% range. While we do not anticipate any easing in the second half of 2006, the market may begin to anticipate a reduction in the federal funds rate by the latter half of 2006.

As we postulated in our semi-annual report, revenue bonds outperformed general obligation bonds during 2005, and lower quality issues outperformed those of higher credit quality, as investors continued to seek yield aggressively. We expect revenue bonds to continue to be strong performers in 2006. General obligation bond performance should improve on a relative basis, however, as many cities, counties and states, have, with the help of solid economic growth, adequately addressed their most urgent budget problems. The Fund’s performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, primarily due to its use of non-rated revenue bonds, whose spreads tightened considerably with the continued strong demand for yield in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates.

The economy has now produced seventeen consecutive quarters of solid growth, although the fourth quarter of 2005 was a bit weak. We expect growth to rebound in the first half of 2006, but to moderate somewhat in the second half of the year. With the Fed continuing its tightening cycle, interest rates are likely to rise. Short rates may continue to rise faster than intermediate and long rates, however, until the Fed completes its tightening cycle, which we expect will occur in the first half of 2006. Given our expectation that the Fed is close to done with its tightening, we lengthened the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 3.0 to 3.4 years during the year, accompanied by a small increase in yield. For comparison, the Fund’s benchmark, the Lehman 5-Year Index, had duration of 4.1 years at December 31, 2005. The Fund’s shorter duration and its use of non-rated bonds have positioned it defensively for the modest rise in interest rates that we expect in 2006. We expect to lengthen duration further once the Fed is through with its tightening cycle. The Fund’s strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-20 year range.

Comparison of the Change in Value of a $10,000 Investment in the Clearwater Tax-Exempt Bond Fund and the Lehman Brothers 5-Year Municipal Bond Index.

Clearwater Investment Trust P.W. Pascoe, President and CEO L.R. Jones L.H. King C.W. Rasmussen L. Rasmussen F.T. Weyerhaeuser	Clearwater Management Company
P.W. Pascoe, Chairman and Treasurer
W.T. Weyerhaeuser, V.P. and Secretary
S.B. Carr, Jr.
W. J. Driscoll
E.D. Hlavka
C.W. Morley
F.W. Piasecki
D.C. Titcomb
G.H. Weyerhaeuser, Jr.

Shareholder Expense Example

As a shareholder of the Fund, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that charge transaction costs, such as sales charges (loads) on purchase or redemption payments, with the Clearwater funds where you do not incur such charges.

Actual	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During the Period* July 1, 2005 thru December 31, 2005

Growth Fund	$1,000.00	$1,058.33	$1.82
Small Cap Fund	$1,000.00	$1,079.45	$5.87
Tax-Exempt Bond Fund	$1,000.00	$1,019.79	$2.39

Hypothetical (5% return before expenses)
Growth Fund	$1,000.00	$1,023.42	$ 1.79
Small Cap Fund	$1,000.00	$1,019.49	$ 5.72
Tax-Exempt Bond Fund	$1,000.00	$1,022.81	$ 2.40

*Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Growth Fund	0.35%
Small Cap Fund	1.12%
Tax-Exempt Bond Fund	0.47%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure (“Policies”) that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Board Approval of the Investment Advisory Agreement and Subadvisory Contracts

Clearwater Management Company

Clearwater Management Company (CMC) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund and Tax-Exempt Bond Fund. The Trustees agreed to retain the CMC under the terms of the investment advisory agreement dated March 1, 1998. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature and quality of the services provided by CMC since 1987. The Trustees considered the quality of the due diligence work that CMC performs on the sub-advisers and noted the good reputation that the CMC board has with the shareholder base. They also noted their approval of the various ideas for enhancements and adjustments to the funds made by CMC. The Trustees considered reports presented to them which demonstrate CMC’s compliance with both its and the fund’s compliance policies and procedures and Codes of Ethics. Based on their analysis of the data presented, the Trustees concluded that they were very pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the work performed by CMC in monitoring the investment performance of the various sub-advisers. They noted their approval of the investment performance of the funds compared to other funds with similar objectives. The Trustees concluded that they were pleased with the services that CMC provided regarding the investment performance of the funds.

Cost of Services

The Trustees reviewed the fees paid to CMC. They noted their appreciation that CMC has negotiated the best deal possible with the sub-advisers regarding their fees. They were also pleased with CMC’s willingness to limit their profitability through voluntary fee reductions, including the most recent waiver effective April 1, 2005. It was also noted that CMC charges a fixed fee which results in fewer cost fluctuations and willingly pays certain expenses that are normally borne by the shareholders, namely the Fidelity transaction fee. The Trustees concluded that they were pleased with the cost of services paid to CMC, noting that the fee is very reasonable for the services provided.

Parametric Portfolio Associates

Parametric Portfolio Associates (Parametric) is responsible for managing the investment program and strategies for the Growth Fund. The Trustees agreed to retain Parametric under the terms of the subadvisory contract dated September 20, 2001. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Parametric’s investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the depth and experience of the Parametric organization. Parametric was founded in 1987 and currently has assets under management of $13 billion and employs a team of twenty investment professionals. They specialize in index-based and structured equity strategies and are considered the industry leader in tax-efficient portfolio management. Parametric uses a quantitative, technology driven process that can be highly automated. Parametric has been managing the Growth Fund since 1997 and has had four ownership changes during this timeframe. Brian Langstraat is the Chief Executive Officer and he has been with Parametric since 1990. Debjani Chaudhuri manages the portfolio. The investment objective of the Clearwater Growth Fund is to gain long-term, broad, diversified exposure to the U.S. equity market in a tax-efficient and low cost manner. The portfolio targets the Russell 1000 index. The Trustees also considered reports presented to them which demonstrate Parametric’s compliance with both its and the fund’s compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the Trustees concluded that they were very pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the fund’s performance in the short and intermediate terms as well as since inception. They compared the fund’s performance to relevant benchmarks and peer groups and noted that the returns have met expectations in recent years. They paid particular attention to the performance reports prepared for their consideration by the fund’s transfer agent and shareholder service provider that demonstrated consistent performance relative to the benchmark and noted that the tax efficiency targets have been met or exceeded. It was noted that the tracking error has been significantly below the stated benchmark of 1.5% and is currently at .40%.

Cost of Services

The Trustees made a comparative analysis of the fund’s subadvisory fee relative to similar funds as well as other institutional investment accounts. The Trustees noted that management fees charged by most advisers directly managing a fund’s portfolio (i.e. not via hiring a subadviser to manage the portfolio) also covers significant administrative services not required of Parametric. The standard Parametric fee is based on assets under management and uses a sliding scale ranging from 35 basis points on the first $10 million under management to 20 basis points on assets in excess of $50 million. It was noted that trading costs are exceptionally low as is typical for a tax-managed account. For the Growth Fund, the management expense as a percentage of average assets under management in 2005, the time period examined by the trustees, was 15 basis points or 0.15%. The trustees relied on presentations by the fund’s transfer agent and shareholder servicing provider comparing Parametric’s management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied on reports published by Morningstar. This analysis led the Trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services tailored specifically to the fund’s circumstances. Additionally, the Trustees relied, in making their decision, on Parametric’s representation that the fee charged is less than a new client would pay. The Trustees also noted that the fee charged by Parametric when combined with all other fund expenses resulted in an overall expense ratio to the fund of .36% of average net assets versus the industry average for large cap domestic funds of 1.10% according to fund analysis company Morningstar, Inc. It was noted that the Growth Fund is passively managed while the listed industry average for large cap funds includes both passive and active management.

Management Profitability

The Trustees did not consider the profitability of Parametric resulting from its relationship with the fund. The fund’s situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Parametric is an independent firm and the advisory fee charged is the result of arms length bargaining between Parametric and the fund’s adviser under the supervision of the Trustees.

Economies of Scale

The Trustees considered whether the fund could enjoy economies of scale as it grows as a result of Parametric realizing economies of scale. Due to the quantitative, technology-driven service that can be highly automated, it was determined that there is no natural limit to the assets that they could manage under this approach. Also, the current fee charged by Parametric (.15%) is lower than their general fee schedule (.20%). Based on the above, the Trustees determined that further economies of scale resulting from the relationship with Parametric were not a consideration in that the fee is already low.

Kennedy Capital Management

Kennedy Capital Management (Kennedy) is responsible for managing the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Kennedy under the terms of the subadvisory contract dated April 16, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Kennedy’s investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the depth, experience and organizational stability of the Kennedy Capital organization. Kennedy has been managing investment portfolios since 1980 with total assets under management of $3.9 billion and employs a team of twenty-one investment professionals. They provide active small cap domestic security selection with 95% institutional and 5% high net worth clients. Kennedy has had a number of management changes over the years and is currently headed by Dick Sinise, Executive

Vice President and Chief Investment Officer and Patricia Row, Executive Vice President and Chief Operating Officer. Matt Jermak is the portfolio manager and he has been with Kennedy since 1992. Kennedy Capital is research-intensive and narrowly focused on small cap equities. Their process has evolved since they were originally hired to manage the fund in 1994 into a very sophisticated set of fundamental criteria that captures the contrarian philosophy of the firm’s founders. This has resulted in investment returns well above both the fund’s peers and its comparable indices. The Trustees also considered reports presented to them which demonstrate Kennedy’s compliance with both its and the fund’s compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the Trustees concluded that they were very pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the fund’s performance in the short and intermediate terms as well as since inception. They compared the fund’s performance to relevant benchmarks and peer groups and noted that the returns have exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund’s transfer agent and shareholder service provider that demonstrated solid relative performance against both the small-cap and micro-cap universes. Kennedy has continued to achieve investment performance that ranks in the top quartile of similar managers. Trading continues to be a strength for Kennedy. Abel-Noser reports place their execution near the top of their peer group. Tax efficiency is not a high priority for Kennedy, but the portfolio manager does review the portfolio for tax-loss harvesting opportunities and strives to hold securities long enough to achieve long-term gain status. However, due to their exceptional returns, the after-tax return is more than satisfactory. The Trustees concluded that they were satisfied with Kennedy Capital’s investment management performance.

Cost of Services

The Trustees made a comparative analysis of the fund’s subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The Trustees noted that management fees charged by most advisers directly managing a fund’s portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Kennedy. Kennedy charges a fee based on assets under management on a sliding scale ranging from 85 basis points on the first $50 million under management to 80 basis points on assets in excess of $50 million. The management expense as a percentage of average assets under management in 2005, the time period examined by the trustees, was 82 basis points or 0.82%. The Trustees relied on presentations by the fund’s transfer agent and shareholder servicing provider comparing Kennedy’s management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the Trustees relied, in making their decision, on Kennedy’s representation that no client with a similar account was being charged a lesser fee. The Trustees also noted that the fee charged by Kennedy when combined with all other fund expenses resulted in an overall expense ratio to the fund of 1.14% of average net assets versus the industry average for small cap domestic funds of 1.33% according to fund analysis company Morningstar, Inc.

Management Profitability

The Trustees did not consider the profitability of Kennedy resulting from its relationship with the fund. The fund’s situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Kennedy is an independent firm and the advisory fee charged is the result of arms length bargaining between Kennedy and the fund’s adviser under the supervision of the Trustees.

Economies of Scale

The Trustees considered whether the fund could enjoy economies of scale as it grows as a result of Kennedy realizing economies of scale. They found that there was some room in the current fee schedule for Kennedy’s fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage down from the current 82 basis points towards 80 basis points. The Trustees determined that further economies of scale resulting from the relationship with Kennedy were not a major consideration given that the relationship is the result of arms length bargaining, most of the economies of scale have already been realized and that the fee is already low—especially in light of the quality of service provided.

Sit Fixed Income Advisers II

Sit Fixed Income Advisers II (Sit) is responsible for managing the investment program and strategies for the Tax-Exempt Bond Fund. The Trustees agreed to retain Sit under the terms of the subadvisory contract dated December 15, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Sit’s investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the depth, experience and organizational stability of the Sit organization. Sit and its affiliates have been managing investment portfolios since 1981 with total assets under management of $6.3 billion and $3.8 billion in fixed income. Sit is a stable, well-capitalized organization and has had no ownership changes. Mr. Michael C. Brilley, President and Senior Fixed Income Officer and manager of the fund, has been in the investment management business for over 38 years and has been with Sit since 1984. Mr. Paul J. Jungquist, Vice President and Senior Fixed Income Portfolio Manager and Fixed Income Credit Analyst and co-manager of the fund has been with Sit since 1994. He specializes in non-rated securities. The portfolio managers adhere to a research intensive, sound, and disciplined investment process which, as discussed below, has resulted in competitive investment returns at a level of volatility well below that of both the fund’s peers and its comparison indices. The Trustees also considered reports presented to them which demonstrate Sit’s compliance with both its and the fund’s compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the Trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the fund’s performance in the short and intermediate terms as well as since inception. They compared the fund’s performance to relevant benchmarks and peer groups and noted that the combined risk-adjusted returns have consistently met or exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund’s transfer agent and shareholder service provider that demonstrated solid relative and absolute performance.

Cost of Services

The Trustees made a comparative analysis of the fund’s subadvisory fee relative to similar tax-exempt bond funds as well as other institutional investment accounts. The Trustees noted that management fees charged by most advisers directly managing a fund’s portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Sit. Sit charges a fee based on assets under management on a sliding scale ranging from 40 basis points on the first $20 million under management to 20 basis points on assets in excess of $75 million. The management expense as a percentage of average assets under management in 2005, the time period examined by the Trustees, was 26 basis points or 0.26%. The Trustees relied on presentations by the fund’s transfer agent and shareholder servicing provider comparing Sit’s management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon published reports from Morningstar. This analysis led the Trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the Trustees relied, in making their decision, on Sit’s representation that no client with a similar account was being charged a lesser fee. The Trustees also noted that the fee charged by Sit when combined with all other fund expenses resulted in an overall expense ratio to the fund of 0.48% of average net assets versus the industry average for tax exempt bond mutual funds of 0.80% according to fund analysis company Morningstar, Inc.

Management Profitability

The Trustees did not consider the profitability of Sit resulting from its relationship with the fund. The fund’s situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Sit is an independent firm and the advisory fee charged is the result of arms length bargaining between Sit and the fund’s adviser under the supervision of the Trustees.

Economies of Scale

The Trustees considered whether the fund could enjoy economies of scale as it grows as a result of Sit realizing economies of scale. They found that there was some room in the current fee schedule for Sit’s fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage down from the current 26 basis points towards 20 basis points. The Trustees determined that further economies of scale resulting from the relationship with Sit were not a major consideration given that the relationship is the result of arms length bargaining, most of the economies of scale have already been realized and that the fee is already low—especially in light of the quality of service provided.

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Independent trustees

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee

Lucy R. Jones(64) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 5 yrs Term: Indefinite	Private Investor	3	None

Lawrence H.King (49) [1] 30 East 7th Street, Saint, Paul, Minnesota 55101	Trustee	Tenure: 5 yrs Term: Indefinite	President and Chief Executive Officer, Treessentials, Co., (nursery supplies, 1989- Present)	3	None

Charles W. Rasmussen (38) [1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure:5 yrs Term: Indefinite	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002- Present); Financial Analyst, U.S. Bank, N.A. (1998 2001);	3	None

Laura E. Rasmussen (42) [1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure:5 yrs Term: Indefinite	Private Investor	3	None

1 Mr. King, Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are all nieces or nephews of Mr.Weyerhaeuser (see below).

Information About the Funds’ Officers and Interested Trustee

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee

Philip W. Pascoe (59) 1145 Broadway Plaza, P.O. Box 1278, Tacoma, Washington 98402	President and Chief Executive Officer, Treasurer	Tenure: 8 yrs Term Expires: December 2006	Chairman and Chief Executive Officer, Treasurer, Clearwater Management Company (1997- Present) Managing Director, U.S. Bank-Piper Jaffray, Inc. (1996-Present)	N/A	None

Frederick T. Weyerhaeuser (74) [1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee, Vice President and Secretary	As Trustee; Tenure: 18 yrs Term: Indefinite As Officer; Tenure: 5 yrs Term Expires: December, 2006	Private Investor	3	Minnesota Mutual Life Insurance Co. and Subsidiaries (1968-2001) Potlatch Corporation (1960-2003)

1 Mr. Weyerhaeuser is an interested trustee due to his daughter’s position as a director of Clearwater Management Company, the Funds’ adviser.

KPMG LLP
4200 Wells Fargo Center 90 South Seventh Street Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax Exempt Bond Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax Exempt Bond Fund at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

February 27, 2006

CLEARWATER INVESTMENT TRUST
Statement of Assets and Liabilities
December 31, 2005

Assets	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund

Investments in securities, at fair value (identified cost: $138,555,137 Growth Fund; $205,556,505 Small Cap Fund; $223,363,874 Tax-Exempt Bond Fund)	$232,483,733	235,448,020	222,652,176
Receivable for securities sold	—	936,373	1,008,547
Accrued dividend and interest receivable	302,752	239,505	3,475,731

Total assets	232,786,485	236,623,898	227,136,454

Liabilities
Payables for investment securities purchased	—	935,833	1,068,208
Payables for fund shares redeemed	—	—	335,457
Dividend distribution payable	3,216,075	31,690,587	—
Accrued investment advisory fee	199,661	646,754	257,069

Total liabilities	3,415,736	33,273,174	1,660,734

Net assets	$229,370,749	203,350,724	225,475,720

Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 8,811,164, 11,239,391, and 22,544,490 shares, respectively)	$141,945,034	173,177,274	227,183,967
Undistributed net investment income	31,910	—	—
Accumulated net realized gain (loss)	(6,534,791)	281,935	(996,549)
Unrealized appreciation (depreciation) of investments	93,928,596	29,891,515	(711,698)

Net assets	$229,370,749	203,350,724	225,475,720

Net asset value per share of outstanding capital stock	$26.03	18.09	10.00

See accompanying notes to financial statements.
2

CLEARWATER INVESTMENT TRUST
Statement of Operations
Year ended December 31, 2005

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund

Investment income:
Income:
Dividends (net of foreign taxes withheld of $3,456, $5,962, and $0, respectively)	$3,955,472	1,743,528	95,211
Interest	42,577	326,314	10,610,470

Total income	3,998,049	2,069,842	10,705,681

Expenses:
Investment advisory fee	962,327	2,951,825	1,223,911
Voluntary fee reduction	(203,933)	(461,485)	(251,006)

Total expenses	758,394	2,490,340	972,905

Net investment income (loss)	3,239,655	(420,498)	9,732,776

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(183,070)	32,094,771	(619,037)
Unrealized appreciation (depreciation) during the period	9,638,336	(12,414,271)	127,766

Net gain (loss) on investments	9,455,266	19,680,500	(491,271)

Net increase in net assets from operations	$12,694,921	19,260,002	9,241,505

See accompanying notes to financial statements.
3

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
Years ended December 31, 2005 and 2004

	Growth Fund		Small Cap Fund		Tax-Exempt Bond Fund

	2005	2004	2005	2004	2005	2004

Operations:
Net investment income (loss)	$3,239,655	2,774,359	(420,498)	(752,415)	9,732,776	7,549,656
Net realized gain (loss) on investments	(183,070)	621,018	32,094,771	31,067,069	(619,037)	(75,650)
Unrealized appreciation (depreciation) during the period	9,638,336	16,565,669	(12,414,271)	5,546,030	127,766	(1,328,408)

Net increase in net assets from operations	12,694,921	19,961,046	19,260,002	35,860,684	9,241,505	6,145,598

Distributions to shareholders from:
Net investment income	(3,216,075)	(2,783,568)	—	—	(9,733,198)	(7,549,234)
Net realized gain on investments	—	—	(31,690,587)	(30,186,395)	—	—

Total distributions to shareholders	(3,216,075)	(2,783,568)	(31,690,587)	(30,186,395)	(9,733,198)	(7,549,234)

Capital share transactions:
Proceeds from shares sold	30,664,800	33,598,830	16,045,384	47,116,133	34,462,703	52,394,888
Reinvestment of distributions from net investment income and gain	—	2,783,568	—	30,186,395	9,733,198	7,549,234
Payments for shares redeemed	(13,352,717)	(1,440,546)	(13,536,726)	(7,793,470)	(6,905,680)	(4,344,198)

Increase in net assets from capital shares transactions	17,312,083	34,941,852	2,508,658	69,509,058	37,290,221	55,599,924

Total increase (decrease) in net assets	26,790,929	52,119,330	(9,921,927)	75,183,347	36,798,528	54,196,288
Net assets:
At the beginning of the year	202,579,820	150,460,490	213,272,651	138,089,304	188,677,192	134,480,904

At the end of the year	$229,370,749	202,579,820	203,350,724	213,272,651	225,475,720	188,677,192

Undistributed net investment income	$31,910	8,330	—	—	—	422

See accompanying notes to financial statements.
4

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

(1)	Organization

Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax Exempt Bond Fund (the Funds). The Trust’s declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long term capital growth. The investment objective of the Clearwater Tax Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund’s portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund’s policy to minimize realization of taxable gains.

The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

The Clearwater Tax Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

(Continued)
5

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

(b)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2004 and 2005 was as follows:

	Tax-exempt		Ordinary income		Long-term capital gain

	2004	2005	2004	2005	2004	2005

Growth Fund	$—	—	2,783,568	3,216,075	—	—
Small Cap Fund	—	—	6,075,318	4,659,852	24,111,077	27,030,735
Tax-Exempt Bond Fund	7,429,240	9,652,012	119,994	81,186	—	—

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Clearwater Growth Fund	Clearwater Small Cap Fund	Clearwater Tax-Exempt Bond Fund

Undistributed ordinary income	$31,910	229,367	—
Undistributed capital gain	—	500,258	—
Accumulated capital losses	(6,534,791)	—	(996,549)
Unrealized appreciation (depreciation)	93,928,596	29,443,825	(711,698)

Total	$87,425,715	30,173,450	(1,708,247)

(Continued)
6

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

	Clearwater Growth Fund	Clearwater Small Cap Fund	Clearwater Tax-Exempt Bond Fund

Undistributed net income	$—	420,498	—
Accumulated net realized gains	—	(420,498)	—
Additional paid-in capital	—	—	—

(c)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

(d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the year ended December 31, 2005, were as follows:

	Purchases	Sales

Clearwater Growth Fund	$29,215,890	12,326,951
Clearwater Small Cap Fund	155,362,986	167,082,585
Clearwater Tax-Exempt Bond Fund	115,821,862	83,037,200

(Continued)
7

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

(4)	Capital Share Transactions

Transactions in shares of each fund for the years ended December 31, 2005 and 2004 were as follows:

	Clearwater Growth Fund		Clearwater Small Cap Fund

	2005	2004	2005	2004

Sold	1,222,595	1,434,027	839,490	2,443,810
Issued for reinvested distributions	—	111,655	—	1,577,137
Redeemed	(538,106)	(59,646)	(741,221)	(406,861)

Increase	684,489	1,486,036	98,269	3,614,086

	Clearwater Tax-Exempt Bond Fund

	2005	2004

Sold	3,443,664	5,260,674
Issued for reinvested distributions	972,555	750,244
Redeemed	(689,986)	(487,731)

Increase	3,726,233	5,523,187

(5)	Capital Loss Carry Over

For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,534,791 and $996,549, respectively, at December 31, 2005, which, if not offset by subsequent capital gains, will expire as follows:

Year of expiration	Clearwater Growth Fund	Clearwater Tax-Exempt Bond Fund

2010	$6,351,721	—
2011	—	301,862
2012	—	75,650
2013	183,070	619,037

Total	$6,534,791	996,549

(Continued)
8

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

(6)	Expenses and Related Party Transactions

The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust’s President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. On July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 Clearwater Management Company made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. These voluntary fee reductions may be discontinued at any time.

The management firm has entered into a sub advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub advisory fee for the Clearwater Tax Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

(Continued)
9

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

(7)	Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

	Year ended December 31

Clearwater Growth Fund	2005	2004	2003	2002	2001

Net asset value, beginning of year	$24.93	22.66	17.70	23.07	26.86
Income from investment operations:
Net investment income	0.37	0.38	0.27	0.23	0.19
Net realized and unrealized gain (loss)	1.10	2.24	4.95	(5.37)	(3.73)

Total from investment operations	1.47	2.62	5.22	(5.14)	(3.54)

Less distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.26)	(0.23)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.05)

Total distributions	(0.37)	(0.35)	(0.26)	(0.23)	(0.25)

Net asset value, end of year	$26.03	24.93	22.66	17.70	23.07

Total return (a)	5.9%	11.5%	29.5%	(22.3)%	(13.2)%
Net assets, end of year (000s omitted)	$229,371	202,580	150,460	103,981	132,792
Ratio of expenses to average net assets (b)	0.36%	0.37%	0.39%	0.43%	0.45%
Ratio of net investment income to average net assets (b)	1.52%	1.62%	1.40%	1.14%	0.80%
Portfolio turnover rate (excluding short-term securities)	5.80%	1.52%	13.64%	31.40%	43.20%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)
Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 1.43%, 1.54%, 1.34%, and 1.12%, respectively.

(Continued)
10

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

	Year ended December 31

Clearwater Small Cap Fund	2005	2004	2003	2002	2001

Net asset value, beginning of year	$19.14	18.35	13.11	14.61	13.01
Income from investment operations:
Net investment income (loss)	(0.04)	(0.09)	(0.02)	(0.01)	0.11
Net realized and unrealized gains (losses)	1.81	3.92	7.71	(1.49)	1.62

Total from investment operations	1.77	3.83	7.69	(1.50)	1.73

Less distributions:
Distributions from net investment income	—	—	—	—	(0.11)
Distributions from net realized gains	(2.82)	(3.04)	(2.45)	—	(0.02)

Total distributions	(2.82)	(3.04)	(2.45)	—	(0.13)

Net asset value, end of year	$18.09	19.14	18.35	13.11	14.61

Total return (a)	9.2%	20.9%	58.7%	(10.3)%	13.3%
Net assets, end of year (000s omitted)	$203,351	213,273	138,089	77,492	81,974
Ratio of expenses to average net assets (b)	1.14%	1.24%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets (b)	(0.19)%	(0.45)%	(0.12)%	(0.02)%	0.80%
Portfolio turnover rate (excluding short-term securities)	73.65%	83.25%	100.82%	81.16%	117.75%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)
Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2005, 2004, 2003, 2002, and respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.40)%, (0.56)%, (0.14)%, and (0.03)%, respectively.

(Continued)
11

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2005

	Year ended December 31

Clearwater Tax-Exempt Bond Fund	2005	2004	2003	2002	2001

Net asset value, beginning of year	$10.03	10.12	10.24	10.14	10.28
Income from investment operations:
Net investment income	0.48	0.50	0.53	0.58	0.59
Net realized and unrealized gains	(0.03)	(0.10)	(0.12)	0.12	0.02

Total from investment operations	0.45	0.40	0.41	0.70	0.61

Less distributions:
Distributions from net investment income	(0.48)	(0.49)	(0.53)	(0.58)	(0.59)
Distributions from net realized gains	—	—	—	(0.02)	(0.16)

Total distributions	(0.48)	(0.49)	(0.53)	(0.60)	(0.75)

Net asset value, end of year	$10.00	10.03	10.12	10.24	10.14

Total return (a)	4.6%	4.1%	4.1%	7.1%	6.1%
Net assets, end of year (000s omitted)	$225,476	188,677	134,481	91,905	81,687
Ratio of expenses to average net assets (b)	0.48%	0.51%	0.56%	0.58%	0.60%
Ratio of net investment income to average net assets (b)	4.77%	4.84%	5.24%	5.69%	5.64%
Portfolio turnover rate (excluding short-term securities)	41.39%	35.25%	39.84%	39.79%	43.23%

(a)	Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b)
Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 4.65%, 4.75%, 5.20%, and 5.67%, respectively.

12

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Common stocks:
Consumer discretionary:
2,300	Abercrombie and Fitch Co	$50,218	149,914
4,450	Amazon Com Inc (b)	128,487	209,818
7,300	American Eagle Outfitters Inc	106,990	167,754
1,300	American Greetings Corp	24,681	28,561
1,400	Applebees Intl Inc	36,640	31,626
600	Arvinmeritor Inc	10,494	8,634
1,700	Autoliv	69,331	77,214
1,600	Autonation Inc Del (b)	30,080	34,768
900	Autozone Inc (b)	57,669	82,575
900	Beazer Homes Usa Inc	53,114	65,556
4,075	Bed Bath & Beyond Inc (b)	151,099	147,311
1,250	Belo Corp	18,688	26,763
6,900	Best Buy Co Inc	176,164	300,012
1,400	Big Lots Inc (b)	15,477	16,814
1,300	Black & Decker Corporation	44,208	113,048
3,500	Blockbuster Inc	24,441	13,125
4,344	Blockbuster Inc	29,935	14,466
1,300	Borg Warner Inc	63,383	78,819
1,600	Brinker Intl Inc	53,802	61,856
600	Brunswick Corp	25,608	24,396
3,525	Cablevision Sys Corp (b)	54,091	82,732
2,084	Carmax Inc (b)	50,984	57,685
330	Cavco Inds Inc Del (b)	815	12,632
922	Cce Spinco Inc (b)	11,423	12,077
6,600	Centex Corp	66,427	471,834
1,800	Cheesecake Factory (b)	58,968	67,302
3,300	Chicos Fas Inc	38,461	144,969
8,900	Circuit City Stores Inc	104,507	201,051
7,375	Clear Channel Communications	260,548	231,944
9,200	Coach Inc	107,172	306,728
2,525	Comcast Corp New (b)	60,521	64,867
36,045	Comcast Corp New (b)	980,646	935,728
7,800	Costco Whsl Corp New	237,671	385,866
1,450	Cumulus Media Inc (b)	19,523	17,995
6,533	D R Horton Inc	137,874	233,424
2,700	Dana Corp	42,762	19,386
2,800	Darden Restaurants Inc	65,099	108,864
17,423	Directv Group Inc (b)	258,330	246,013
3,893	Discovery Hldg Co (b)	45,381	58,979
33,900	Disney Walt Co	725,422	812,583
500	Dolby Laboratories Inc (b)	11,040	8,525
3,400	Dollar Gen Corp	67,631	64,838
500	Dollar Tree Stores Inc (b)	10,674	11,970
3,500	Dow Jones & Co Inc	153,562	124,215
4,300	Eastman Kodak Co	100,539	100,620
19,800	Ebay Inc (b)	238,866	856,350
4,300	Echostar Communications Corp N (b)	152,543	116,831
2,425	Emmis Communications Corp (b)	48,403	48,282
125	Entercom Communications Corp (b)	5,480	3,709
3,220	Expedia Inc Del (b)	67,385	77,151
2,000	Family Dlr Stores Inc	61,336	49,580
4,532	Federated Dept Stores Inc De	244,139	300,608
2,300	Foot Locker Inc	36,173	54,257
30,687	Ford Mtr Co Del	317,114	236,904
7,700	Fortune Brands Inc	266,191	600,754

See accompanying notes to financial statements.	13	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

1,900	Gamestop Corp New (b)	$15,311	60,458
3,550	Gannett Inc	256,535	215,024
9,664	Gap Inc	149,742	170,473
4,000	Gentex Corp	80,251	78,000
2,700	Goodyear Tire and Rubber (b)	46,926	46,926
14,850	Harley Davidson Inc	87,002	764,627
800	Harman Intl Inds Inc New	77,910	78,280
800	Harrahs Entmt Inc	56,231	57,032
1,675	Hearst Argyle Television Inc	39,947	39,949
2,700	Hilton Hotels Corp	59,842	65,097
42,525	Home Depot Inc	27,735	1,721,412
5,300	International Game Technology	181,663	163,134
5,400	Interpublic Group Cos Inc (b)	75,276	52,110
3,050	Johnson Ctls Inc	124,850	222,376
2,000	Jones Apparel Group Inc	71,021	61,440
1,300	KB Home	47,442	94,458
900	Knight Ridder Inc	63,990	56,970
11,550	Kohls Corp (b)	92,211	561,330
700	Lamar Advertising Co (b)	26,224	32,298
1,750	La Quinta Corp (b)	3,605	19,495
3,100	Leggett & Platt Inc	70,116	71,176
2,000	Lennar Corp	89,295	122,040
4,153	Liberty Global Inc (b)	74,890	88,044
38,934	Liberty Media Corp	257,500	306,411
10,290	Limited Brands Inc	118,493	229,982
1,850	Liz Claiborne Inc	62,867	66,267
12,800	Lowes Cos Inc	484,301	853,248
11,950	Marriott Intl Inc New	98,796	800,292
5,000	Mattel Inc	91,931	79,100
1,500	Maytag Corp	15,000	28,230
2,000	Mcclatchy Co	121,425	118,200
21,600	McDonalds Corp	472,381	728,352
6,590	Mcgraw Hill Cos Inc	245,481	340,242
3,200	Michaels Stores Inc	39,160	113,184
1,500	Mohawk Inds Inc (b)	119,605	130,470
1	New York Times Co	41	26
3,800	Newell Rubbermaid Inc	86,564	90,364
35,575	News Corp	539,160	553,191
3,100	Nike Inc	204,637	269,049
5,000	Nordstrom Inc	52,596	187,000
4,500	Office Depot Inc (b)	65,209	141,300
3,300	Officemax Inc Del	114,939	83,688
2,500	Omnicom Group	168,958	212,825
1,300	Outback Steakhouse Inc	55,035	54,093
400	Pacific Sunwear of Calif (b)	9,204	9,968
1,200	Penn Natl Gaming Inc	43,968	39,540
3,700	Penney J C Inc	142,894	205,720
1,400	Petsmart Inc	35,894	35,924
1,200	Pixar	59,041	63,264
1,500	Polo Ralph Lauren Corp	31,320	84,210
3,400	Pulte Homes Inc	97,827	133,824
2,150	Radio One Inc (b)	28,969	22,253
2,200	Radioshack Corp	53,701	46,266
1,100	Readers Digest Assn Inc	15,807	16,742
2,575	Reebok Intl Ltd	84,015	149,942
3,000	Regal Entmt Group	55,920	57,060
2,600	Ross Stores Inc	42,760	75,140
800	Ryland Group Inc	43,093	57,704

See accompanying notes to financial statements.	14	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

1,000	Scholastic Corp (b)	$28,560	28,510
600	Scripps E W Co Oh	23,112	28,812
1,479	Sears Hldgs Corp (b)	113,477	170,869
300	Sherwin Williams Co	9,570	13,626
30,800	Sirius Satellite Radio Inc (b)	116,116	206,360
700	Snap On Inc	17,991	26,292
1,200	Standard Pac Corp New	46,716	44,160
900	Stanley Works	27,855	43,236
12,150	Staples Inc	173,534	275,927
13,950	Starbucks Corp	212,771	418,640
1,850	Starwood Hotels & Resorts	76,794	118,141
800	Station Casinos Inc	54,064	54,240
14,800	Target Corp	483,839	813,556
3,000	Tiffany & Co New	86,618	114,870
78,000	Time Warner Inc New	1,051,538	1,360,320
7,600	Tjx Cos Inc New	140,575	176,548
1,400	Toll Bros Inc	46,645	48,496
2,600	Tribune Co New	116,790	78,676
6,755	Univision Communications Inc (b)	202,257	198,529
1,700	V F Corp	87,065	94,078
24,778	Viacom Inc	931,087	807,763
42,450	Wal Mart Stores Inc	2,039,724	1,986,660
1,900	Wendys Intl Inc	82,930	104,994
1,400	Westwood One Inc	30,596	22,820
3,600	Whirlpool Corp	155,817	301,536
800	Wiley John & Son	27,401	31,232
1,000	Williams Sonoma Inc (b)	32,379	43,150
3,700	XM Satellite Radio Hldgs Inc (b)	101,951	100,936
5,008	Yum Brands Inc	105,346	234,775
2,400	Zale Corp New (b)	39,515	60,360

		18,917,350	28,013,615	12.22%

Consumer staples:
5,400	Albertsons Inc	108,529	115,290
35,300	Altria Group Inc	743,178	2,637,616
11,100	Anheuser Busch Cos Inc	514,176	476,856
10,900	Archer Daniels Midland Co	201,692	268,794
8,000	Avon Prods Inc	259,423	228,400
1,800	Brown Forman Corp	70,069	124,776
6,200	Campbell Soup Co	168,826	184,574
37,400	Coca Cola Co	1,147,622	1,507,594
4,200	Coca Cola Enterprises Inc	89,801	80,514
7,200	Colgate Palmolive Co	360,616	394,920
9,071	Conagra Inc	210,988	183,960
2,788	Constellation Brands Inc	46,668	73,129
13,000	Cvs Corp	222,593	343,460
2,900	Dean Foods Co New	79,989	109,214
5,773	Del Monte Foods Co (b)	57,723	60,212
6,200	General Mls Inc	277,056	305,784
5,575	Heinz H J Co	190,266	187,989
2,600	Hershey Co / The	137,468	143,650
1,300	Hormel Foods Corp	29,432	42,484
4,100	Kellogg Co	179,871	177,202
7,250	Kimberly Clark Corp	420,840	432,463
3,700	Kraft Foods Inc	117,487	104,118
14,400	Kroger Co (b)	246,089	271,872
700	Lauder Estee Cos Inc	26,691	23,436
4,100	Loews Corp	107,638	180,359

See accompanying notes to financial statements.	15	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

1,600	Mccormick & Co Inc	$55,297	49,472
700	Molson Coors Brewing Co	40,917	46,893
1,000	Nbty Inc (b)	21,300	16,250
2,400	Pepsi Bottling Group Inc	52,032	68,664
29,841	Pepsico Inc	1,157,633	1,763,006
70,189	Procter and Gamble Co	1,713,150	4,062,539
7,819	Safeway Inc	151,258	184,998
9,950	Sara Lee Corp	203,451	188,055
1,300	Smithfield Foods Inc (b)	35,157	39,780
1,400	Smucker J M Co	60,413	61,600
4,000	Supervalu Inc	73,035	129,920
10,600	Sysco Corp	216,956	329,130
580	Treehouse Foods Inc (b)	14,071	10,858
5,927	Tyson Foods Inc (del)	52,174	101,352
2,900	UST Inc	80,807	118,407
27,350	Walgreen Co	324,378	1,210,511
2,400	Whole Foods Mkt Inc	64,365	185,736
3,600	Wrigley Wm Jr Co	125,321	239,364

		10,456,446	17,465,201	7.61%

Energy:
1,973	Anadarko Pete Corp	83,637	186,942
9,134	Apache Corp	389,377	625,862
3,100	Baker Hughes Inc	131,015	188,418
600	BJ Svcs Co	9,951	22,002
9,488	BP Plc (d)	233,686	609,319
10,900	Burlington Res Inc	178,458	939,580
4,500	Chesapeake Energy Corp	43,650	142,785
36,669	Chevron Corp	1,605,840	2,081,699
16,738	Conocophillips	374,836	973,817
6,212	Devon Energy Corporation New	181,860	388,498
13,900	El Paso Corp	103,337	169,024
1,100	Ensco Intl Inc	29,875	48,785
8,500	Eog Resources Inc	80,824	623,645
109,599	Exxon Mobil Corp	4,516,483	6,156,176
6,700	Halliburton Co	253,180	415,132
3,100	Helmerich and Payne Inc	82,265	191,921
1,500	Kerr Mcgee Corp	134,850	136,290
3,900	Marathon Oil Corp	154,479	237,783
2,400	Murphy Oil Corp	32,055	129,576
2,567	National Oilwell Varco Inc (b)	66,248	160,951
5,800	Noble Energy Inc	74,136	233,740
14,850	Occidental Pete Corp	278,632	1,186,218
3,200	Pioneer Nat Res Co	48,507	164,064
2,005	Quicksilver Res Inc	85,429	84,230
8,400	Schlumberger Ltd	195,819	816,060
2,200	Smith Intl Inc	38,951	81,642
9,700	Sunoco Inc	109,369	760,286
6,693	Transocean Inc (b)	107,342	466,435
8,334	Valero Energy Corp	87,210	430,034
9,060	Williams Cos Inc	101,393	209,920
5,133	XTO Energy Inc	47,918	225,544

		9,860,612	19,086,378	8.32%

See accompanying notes to financial statements.	16	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Financials:
9,400	Aetna Inc	$151,653	886,514
9,150	Aflac Inc	280,728	424,743
9,000	Allied Cap Corp New	196,349	264,330
9,700	Allstate Corp	422,942	524,479
8,000	Amb Ppty Corp	264,402	393,360
1,300	Ambac Finl Group Inc	91,536	100,178
17,675	American Express Co	636,717	909,556
41,516	American Intl Group Inc	690,519	2,832,637
8,200	Americredit Corp (b)	141,934	210,166
3,535	Ameriprise Finl Inc	91,896	144,935
4,200	Ameritrade Hldg Corp New (b)	63,455	100,800
9,700	Amsouth Bancorporation	229,185	254,237
4,800	Aon Corp	95,152	172,560
1,400	Apartment Invt & Mgmt Co	45,341	53,018
1,096	Archstone Smith Tr	38,818	45,911
3,100	Associated Banc Corp	105,586	100,905
10,200	Astoria Finl Corp	96,415	299,880
71,664	Bank Amer Corp	2,228,759	3,307,294
13,500	Bank New York Inc	365,609	429,975
8,658	BB&T Corp	244,238	362,857
1,100	Bear Stearns Cos Inc	56,969	127,083
5,396	Capital One Finl Corp	301,438	466,214
400	Chicago Mercantile Exchange	101,482	146,996
2,100	Chubb Corp	129,882	205,065
2,200	Cigna Corp	107,215	245,740
2,756	Cincinnati Finl Corp	103,510	123,149
2,300	Cit Group Inc New	61,304	119,094
89,615	Citigroup Inc	1,954,603	4,349,016
31,122	Colonial Bancgroupinc	705,860	741,326
3,200	Comerica Inc	171,938	181,632
2,400	Commerce Bancorp Inc N J	70,008	82,584
5,200	Conseco Inc (b)	97,448	120,484
8,798	Countrywide Finl Corp	134,491	300,804
2,800	Crescent Real Estate Equities	46,204	55,496
12,000	E Trade Finl Corp (b)	125,906	250,320
6,000	Equity Office Pptys Tr	175,928	181,980
5,016	Equity Residential	159,472	196,226
8,600	Erie Indty Co	446,989	457,520
17,950	Federal Home Ln Mtg Corp	54,545	1,173,033
4,200	Federal Natl Mtg Assn	233,325	205,002
3,800	Fidelity Natl Finl Inc	144,152	139,802
665	Fidelity Natl Title Group Inc	16,027	16,193
1,135	Fifth Third Bancorp	36,132	42,812
8,450	First Horizon Natl Corp	255,733	324,818
10,045	Franklin Res Inc	184,529	944,330
4,200	Friedman Billings Ramsey Group	48,671	41,580
1,800	Gallagher Arthur J & Co	55,152	55,584
17,811	General Growth Pptys Inc	220,838	836,939
1,800	Genworth Finl Inc	47,165	62,244
4,669	Golden West Finl Corp Del	284,059	308,154
5,526	Goldman Sachs Group Inc	500,812	705,725
4,300	Hartford Financial Svcs Grp	226,822	369,327
14,600	Health Care Ppty Invs Inc	253,278	373,176
6,600	Host Marriott Corp New	109,132	125,070
7,200	Hrpt Pptys Tr	69,192	74,520
1,284	Hsbc Hldgs Plc (d)	64,775	103,323
11,600	Huntington Bancshares Inc	253,776	275,500

See accompanying notes to financial statements.	17	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

2,300	Investment Technology Group (b)	$37,976	81,512
800	Investors Finl Services Corp	30,725	29,464
4,000	Istar Finl Inc	79,158	142,600
4,400	Janus Cap Group Inc	64,273	81,972
3,700	Jefferson Pilot Corp	137,936	210,641
61,046	Jpmorgan Chase & Co	1,690,703	2,422,916
12,100	Keycorp New	225,332	398,453
3,000	Kimco Rlty Corp	88,706	96,240
1,300	Legg Mason Inc	137,813	155,597
4,200	Lehman Brothers Hldgs Inc	276,075	538,314
800	Leucadia Natl Corp	27,592	37,968
3,625	Lincoln Natl Corp In	113,502	192,234
2,100	Loews Corp	49,966	199,185
1,060	M & T Bk Corp	97,320	115,593
5,600	Mack Ca Rlty Corp	178,832	241,920
4,741	Manulife Finl Corp	135,056	278,771
5,400	Marsh & Mclennan Cos Inc	175,113	171,504
2,000	Marshall & Ilsley Corp	51,520	86,080
1,850	Mbia Inc	82,768	111,296
20,650	Mbna Corp	334,793	560,648
5,400	Mellon Finl Corp	171,240	184,950
13,000	Merrill Lynch & Co Inc	529,548	880,490
7,600	Metlife Inc	298,855	372,400
6,800	Mgic Invt Corp Wis	163,404	447,576
3,200	Moodys Corp	128,540	196,544
17,375	Morgan Stanley	799,102	985,858
16,290	National City Corp	298,674	546,855
800	Nationwide Finl Svcs Inc	25,928	35,200
6,249	New York Cmnty Bancorp Inc	128,142	103,233
7,438	North Fork Bancorporation Inc	120,236	203,504
1,825	Northern Trust Corp	72,746	94,572
8,900	Old Rep Intl Corp	221,092	233,714
675	Peoples Bk Bridgeport Conn	9,330	20,966
255	Piper Jaffray Cos	7,794	10,302
3,385	Plum Creek Timber Co Inc	76,083	122,029
300	PMI Group Inc	10,926	12,321
3,925	Pnc Finl Svcs Group Inc	179,373	242,683
2,200	Popular Inc	44,065	46,530
11,662	Price T Rowe Group Inc	155,563	840,014
2,550	Principal Financial Group	69,037	120,947
2,600	Progressive Corp Ohio	164,996	303,628
4,472	Prologis	188,534	208,932
8,400	Prudential Finl Inc (b)	334,418	614,796
1,000	Radian Group Inc	47,230	58,590
750	Raymond James Financial Inc	12,570	28,253
2,700	Realty Income Corp	68,742	58,374
4,656	Regions Finl Corp New	110,981	159,049
300	Reinsurance Group Amer Inc	12,570	14,328
1,100	Safeco Corp	54,889	62,150
25,700	Schwab Charles Corp	229,436	377,019
2,100	Simon Ppty Group Inc New	90,805	160,923
4,500	Sky Finl Group Inc	106,014	125,190
6,700	SLM Corp	239,070	369,103
4,700	Sovereign Bancorp Inc	42,831	101,614
1,500	St Joe Co	88,245	100,830
4,450	State Street Corporation	222,684	246,708
4,234	Suntrust Bks Inc	271,872	308,066
4,200	Synovus Finl Corp	112,014	113,442

See accompanying notes to financial statements.	18	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

23,400	TCF Financial Corp	$202,532	635,076
2,303	TD Banknorth Inc	42,416	66,902
11,132	The St Paul Travelers Cos Inc	359,509	497,266
4,300	Thornburg Mtg Inc	127,446	112,660
1,900	Torchmark Inc	80,235	105,640
1,104	Toronto Dominion Bk Ont (d)	44,108	58,181
400	Transatlantic Hldgs Inc	23,500	26,880
4,000	Unitrin Inc	101,606	180,200
5,400	Unumprovident Corp	80,522	122,850
30,551	US Bancorp Del	693,495	913,169
1,445	Valley Natl Bancorp	29,044	34,825
2,245	Vornado Rlty Tr	186,436	187,390
26,809	Wachovia Corp 2nd New	938,966	1,417,124
19,705	Washington Mut Inc (b)	351,733	857,168
32,641	Wells Fargo & Co New	724,241	2,050,834
7,225	Xl Capital Ltd	92,119	486,821
500	Zions Bancorp	29,372	37,780

		28,520,014	49,401,553	21.54%

Healthcare:
26,150	Abbott Labs	1,009,318	1,031,095
900	Affymetrix Inc (b)	44,811	42,975
2,350	Allergan Inc	160,920	253,706
3,400	Amerisourcebergen Corp	97,885	140,760
25,150	Amgen Inc (b)	102,792	1,983,329
600	Amylin Pharmaceuticals Inc (b)	9,606	23,952
600	Andrx Corp Del (b)	10,542	9,882
1,800	Applera Corp Applied Biosys	37,429	47,808
1,300	Bard C R Inc	78,455	85,696
1,300	Barr Pharmaceuticals Inc (b)	64,592	80,977
11,000	Baxter Intl Inc	220,992	414,150
2,500	Becton Dickinson & Co	123,650	150,200
11,350	Biogen Idec Inc (b)	164,190	514,496
3,200	Biomet Inc	120,878	117,024
11,050	Boston Scientific Corp (b)	284,034	270,615
35,700	Bristol Myers Squibb Co	895,554	820,386
6,850	Cardinal Health Inc	374,119	470,938
7,713	Caremark Rx Inc (b)	146,686	399,456
2,500	Celgene Corp	76,163	162,000
200	Cephalon Inc (b)	9,120	12,948
1,300	Chiron Corp (b)	43,719	57,798
700	Covance Inc (b)	31,465	33,985
1,800	Coventry Health Care Inc (b)	59,870	102,528
1,600	Cytyc Corp (b)	11,472	45,168
1,425	Davita Inc (b)	21,812	72,162
180	Edwards Lifesciences Corp (b)	1,872	7,490
1,600	Express Scripts Inc (b)	37,832	134,080
3,400	Fisher Scientific Intl Inc (b)	138,754	210,324
5,250	Forest Labs Inc (b)	207,798	213,570
100	Gen Probe Inc New (b)	5,058	4,879
8,300	Genentech Inc (b)	438,080	767,750
6,174	Genzyme Corp (b)	387,500	436,996
7,296	Gilead Sciences Inc (b)	237,281	383,988
3,152	Glaxosmithkline Plc (d)	76,079	159,113
4,800	Guidant Corp	252,272	310,800

See accompanying notes to financial statements.	19	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

9,550	HCA Inc	$347,616	482,275
4,000	Health Mgmt Assoc	76,501	87,840
2,450	Health Net Inc (b)	64,669	126,298
1,400	Hillenbrand Inds Inc	76,636	69,174
2,005	Hospira Inc (b)	50,661	85,774
1,800	Human Genome Sciences Inc (b)	25,110	15,408
3,900	Humana Inc (b)	39,107	211,887
100	Imclone Sys Inc (b)	3,259	3,424
2,100	IMS Health Inc	52,215	52,332
200	Inamed Corp (b)	12,158	17,536
2,500	Invitrogen Corp (b)	164,832	166,600
5,406	Ivax Corp (b)	51,704	169,370
50,300	Johnson & Johnson	1,371,701	3,023,030
4,300	King Pharmaceuticals Inc (b)	44,032	72,756
3,400	Laboratory Corp Amer Hldgs (b)	99,252	183,090
18,100	Lilly Eli & Co	754,435	1,024,279
1,950	Lincare Hldgs Inc (b)	58,492	81,725
1,300	Manor Care Inc New	30,973	51,701
500	Martek Biosciences Corp (b)	19,315	12,305
4,700	Mckesson Corp	159,643	242,473
5,319	Medco Health Solutions Inc (b)	178,428	296,800
1,300	Medicis Pharmaceutical Corp	43,528	41,665
3,100	Medimmune Inc (b)	76,227	108,562
27,050	Medtronic Inc	100,935	1,557,269
20,550	Merck & Co Inc	592,848	653,696
700	MGI Pharma Inc (b)	15,176	12,012
4,700	Mylan Labs Inc	53,880	93,812
1,500	Nektar Therapeutics (b)	21,900	24,690
1,900	Omnicare Inc	56,919	108,718
100	Osi Pharmaceuticals Inc (b)	4,647	2,804
135,575	Pfizer Inc	847,991	3,161,609
700	Pharmaceutical Prod Dev Inc	32,993	43,365
1,300	Protein Design Labs Inc (b)	20,144	36,946
2,050	Quest Diagnostics Inc	62,932	105,534
1,527	Renal Care Group Inc (b)	66,465	72,242
25,100	Schering Plough Corp	443,035	523,335
1,500	Sepracor Inc (b)	55,680	77,400
12,600	Service Corp Intl (b)	90,438	103,068
6,400	St Jude Med Inc	195,923	321,280
15,650	Stryker Corp	60,399	695,330
4,900	Tenet Healthcare Corp (b)	76,685	37,534
1,000	Triad Hosps Inc (b)	25,517	39,230
27,921	Unitedhealth Group Inc	779,143	1,734,980
700	Universal Health Svcs Inc	31,885	32,718
5,800	Varian Med Sys Inc (b)	213,788	291,972
1,200	VCA Antech Inc (b)	28,592	33,840
2,175	Watson Pharmaceuticals Inc (b)	50,706	70,709
10,058	Wellpoint Inc	373,414	802,528
26,050	Wyeth	1,057,925	1,200,123
4,185	Zimmer Holdings Inc (b)	278,051	282,236

		15,421,105	28,718,308	12.52%

See accompanying notes to financial statements.	20	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

Industrials:
12,950	3M Co	$921,369	1,003,625
1,809	Acco Brands Corp (b)	16,591	44,320
925	Adesa Inc	13,202	22,588
2,750	Allied Waste Industries Inc (b)	16,321	24,035
3,593	American Pwr Conversion Corp (b)	65,840	79,046
2,600	American Std Cos Inc Del	101,212	103,870
3,600	AMR Corp Del (b)	40,052	80,028
2,457	Apollo Group Inc (b)	160,375	148,550
1,700	Aramark Corp	47,836	47,226
8,522	Automatic Data Processing Inc	318,400	391,075
1,700	Avery Dennison Corp	90,518	93,959
2,100	Bisys Group Inc (b)	30,486	29,421
6,200	Block H & R Inc	58,017	152,210
18,700	Boeing Co	442,349	1,313,488
5,600	Burlington Northn Santa Fe	169,260	396,592
2,100	Career Ed Corp (b)	86,658	70,812
300	Carlisle Cos Inc	15,924	20,745
11,904	Caterpillar Inc	387,817	687,694
29,948	Cendant Corp	218,523	516,603
4,000	Ceridian Corp New (b)	76,450	99,400
400	Checkfree Corp New (b)	15,128	18,360
2,900	Cintas Corp	94,801	119,422
2,100	CNF Inc	49,896	117,369
12,775	Crane Co	215,415	450,574
5,100	CSX Corp	107,400	258,927
850	Cummins Inc	41,532	76,270
3,200	Danaher Corp	122,770	178,496
3,650	Deere & Co	199,160	248,601
3,100	Deluxe Corp	109,610	93,434
1,000	Devry Inc Del (b)	19,142	20,000
300	Donaldson Co Inc	10,200	9,540
2,900	Donnelley R R & Sons Co	86,226	99,209
3,325	Dover Corp	122,574	134,629
9,600	Dun & Bradstreet Corp Del New (b)	239,197	642,816
3,000	Eaton Corp	103,554	201,270
6,000	Emdeon Corp (b)	58,236	50,760
9,350	Emerson Elec Co	514,252	698,445
1,400	Fastenal Co	43,652	54,866
11,475	Fedex Corp	228,179	1,186,400
26,244	First Data Corp	181,908	1,128,754
10,550	Fiserv Inc (b)	95,145	456,498
3,675	Fluor Corp New	96,907	283,930
1,400	Gatx	24,276	50,512
3,000	General Dynamics Corp	249,324	342,150
188,981	General Elec Co	4,076,113	6,623,784
5,050	Genuine Parts Co	153,969	221,796
3,700	Goodrich Corp	111,298	152,070
1,700	Grainger W W Inc	74,317	120,870
800	Harsco Corp	28,236	54,008
14,400	Honeywell Intl Inc	366,044	536,400
900	Hubbell Inc	29,499	40,608
2,100	Hunt J B Trans Svcs Inc	40,530	47,544
3,412	Illinois Tool Wks Inc	241,833	300,222
1,300	Itt Edl Svcs Inc (b)	52,038	76,843
1,400	Itt Inds Inc	116,998	143,948
1,300	Jacobs Engr Group Inc (b)	57,164	88,231
3,300	Jetblue Awys Corp (b)	47,278	50,754

See accompanying notes to financial statements.	21	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

1,300	L 3 Communications Hldg Corp	$61,878	96,655
1,000	Landstar Sys Inc	30,070	41,740
5,600	Lockheed Martin Corp	167,741	356,328
1,475	Manpower Inc Wis	66,373	68,587
7,488	Masco Corp	153,044	226,063
1,800	Monster Worldwide Inc (b)	45,970	73,476
1,900	Navistar Intl Corp Inc (b)	79,213	54,378
6,460	Norfolk Southn Corp	142,693	289,602
4,092	Northrop Grumman Corp	184,731	245,970
1,400	Oshkosh Truck Corp	55,203	62,426
3,662	Paccar Inc	88,853	253,520
1,700	Pall Corp	40,004	45,662
1,700	Parker Hannifin Corp	108,169	112,132
19,497	Paychex Inc	54,861	743,226
1,800	Pentair Inc	64,233	62,136
1,497	Phh Corp (b)	10,184	41,946
10,200	Pitney Bowes Inc	328,150	430,950
4,000	Precision Castparts Corp	45,286	207,240
6,500	Raytheon Co	191,236	260,975
4,650	Republic Svcs Inc	125,531	174,607
2,200	Reynolds Amern Inc	123,818	209,726
2,300	Robert Half Intl Inc	58,256	87,147
7,250	Rockwell Automation Inc	102,173	428,910
2,714	Rockwell Collins Inc	75,092	126,120
6,100	Sabre Hldgs Corp	153,967	147,071
4,100	Service Master Company	44,239	48,995
2,400	Skywest Inc	26,040	64,464
14,575	Southwest Airls Co	203,127	239,467
1,000	SPX Corp	51,053	45,770
200	Stericycle Inc (b)	8,456	11,776
700	Swift Transn Inc (b)	16,331	14,210
500	Teleflex Inc	22,515	32,490
1,475	Textron Inc	54,457	113,545
1,100	Thermo Electron Corp (b)	27,984	33,143
13,700	Tyco Intl Ltd	132,068	395,382
3,800	Union Pac Corp	219,426	305,938
8,500	United Parcel Svc Inc	599,300	638,775
18,350	United Technologies Corp	712,439	1,025,948
8,650	Waste Mgmt Inc Del	135,675	262,527
600	Weight Watchers Intl Inc New (b)	23,424	29,658
1,000	Yellow Roadway Corp	51,310	44,610

		16,585,574	28,856,888	12.58%

Information technology:
2,800	Activision Inc New (b)	9,966	38,472
2,000	Adc Telecommunications Inc (b)	43,860	44,680
11,524	Adobe Sys Inc	219,807	425,927
6,200	Advanced Micro Devices Inc (b)	90,535	189,720
900	Affiliated Computer Svcs Inc (b)	45,507	53,262
7,700	Agilent Technologies Inc (b)	168,385	256,333
5,300	Altera Corp (b)	99,804	98,209
11,100	Analog Devices Inc	99,557	398,157
17,271	Andrew Corp (b)	209,577	185,318
15,100	Apple Computer	291,741	1,085,539
28,400	Applied Materials Inc	415,207	509,496
600	Arrow Electrs Inc (b)	15,192	19,218
7,500	Asml Holding N V (b) (d)	45,625	150,600
10,586	Autodesk Incorporated	390,987	454,669
7,700	Avaya Inc (b)	79,422	82,159

See accompanying notes to financial statements.	22	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

6,200	Bea Sys Inc (b)	$52,185	58,280
3,350	BMC Software Inc (b)	58,044	68,641
4,575	Broadcom Corp (b)	126,955	215,711
5,300	Brocade Communications Sys Inc (b)	27,300	21,571
4,100	Cadence Design Sys Inc (b)	65,211	69,372
800	CDW Corp	44,354	46,056
116,650	Cisco Sys Inc (b)	255,645	1,997,048
2,950	Citrix Sys Inc (b)	17,801	84,901
2,400	Cognizant Technology Solutions (b)	67,929	120,840
5,825	Computer Assoc Intl Inc	93,467	164,207
2,722	Computer Sciences Corp (b)	109,475	137,842
6,800	Compuware Corp (b)	44,226	60,996
2,200	Comverse Technology Inc (b)	37,400	58,498
25,400	Corning Inc (b)	218,326	499,364
500	Cree Inc (b)	11,565	12,620
2,400	Cypress Semiconductor Corp (b)	29,768	34,200
35,550	Dell Inc (b)	959,101	1,066,144
14,700	Dendrite Intl Inc (b)	57,965	211,827
5,600	Electronic Arts Inc (b)	286,778	292,936
7,400	Electronic Data Sys Corp New	164,019	177,896
42,210	EMC Corp (b)	337,885	574,900
3,700	Emulex Corp (b)	49,943	73,223
700	F5 Networks Inc (b)	32,375	40,033
900	Fair Isaac Corporation	31,182	39,753
1,900	Fairchild Semiconductor Intl (b)	25,935	32,129
7,930	Freescale Semiconductor Inc (b)	123,073	199,598
2,800	Google Inc (b)	784,782	1,161,608
2,800	Harris Corp Del	37,337	120,428
56,327	Hewlett Packard Co	1,052,419	1,612,642
3,220	IAC Interactivecorp (b)	80,489	91,158
6,110	Integrated Device Technology (b)	79,318	80,530
113,016	Intel Corp	421,122	2,820,879
900	Interdigital Comm Corp (b)	15,021	16,488
29,100	International Business Machs	2,497,010	2,392,020
700	International Rectifier Corp (b)	29,995	22,330
7,800	Intersil Corp	123,552	194,064
2,500	Intuit (b)	103,285	133,250
5,600	Jabil Circuit Inc (b)	94,248	207,704
14,100	Juniper Networks Inc (b)	291,516	314,430
3,000	Kla Tencor Corp	101,654	147,990
3,000	Lam Resh Corp (b)	83,706	107,040
1,900	Lexmark Intl Inc (b)	83,199	85,177
5,400	Linear Technology Corp	176,013	194,778
4,600	LSI Logic Corp (b)	43,516	36,800
71,100	Lucent Technologies Inc (b)	235,872	189,126
5,400	Maxim Integrated Prods Inc	243,261	195,696
2,100	Maxtor Corp (b)	9,954	14,574
2,900	Mcafee Inc (b)	65,012	78,677
1,350	Mercury Interactive Corp (b)	38,328	37,516
5,400	Microchip Technology Inc	101,340	173,610
8,800	Micron Technology Inc (b)	68,191	117,128
165,450	Microsoft Corp	1,730,933	4,326,517
2,200	Molex Inc	68,046	57,090
42,813	Motorola Inc	466,966	967,146
5,600	National Semiconductor Corp	101,536	145,488
2,000	NCR Corp New (b)	73,013	67,880
5,300	Network Appliance Inc (b)	124,694	143,100
5,200	Novell Inc (b)	31,071	45,916
2,900	Nvidia Corp (b)	57,763	106,024

See accompanying notes to financial statements.	23	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

74,300	Oracle Corp (b)	$38,767	907,203
1,400	Perkinelmer Inc	25,256	32,984
300	Plantronics Inc New	9,672	8,490
3,400	PMC Sierra Inc (b)	38,998	26,214
2,600	Polycom Inc	26,520	39,780
1,600	Qlogic Corp (b)	47,315	52,016
29,150	Qualcomm Inc	632,485	1,255,782
100	Rambus Inc Del (b)	1,427	1,619
3,200	Red Hat Inc (b)	41,904	87,168
2,500	Sandisk Corp (b)	61,884	157,050
8,968	Sanmina Sci Corp (b)	65,592	38,204
2,400	Scientific Atlanta Inc	44,778	103,368
22,900	Siebel Sys Inc	191,742	242,282
13,500	Solectron Corp (b)	51,410	49,410
52,125	Sun Microsystems Inc	218,952	218,404
22,381	Symantec Corp	201,438	391,667
277	Symbol Technologies Inc	957	3,551
1,600	Synopsys Inc (b)	26,568	32,096
1,100	Tektronix Inc	20,167	31,031
6,450	Tellabs Inc (b)	37,637	70,305
29,700	Texas Instrs Inc	624,785	952,479
5,900	Unisys Corp (b)	39,571	34,397
10,900	Verisign Inc (b)	60,947	238,928
2,600	Waters Corp (b)	60,997	98,280
1,700	Western Digital Corp (b)	20,471	31,637
14,250	Xerox Corp (b)	141,439	208,762
13,050	Xilinx Inc	92,297	328,990
21,600	Yahoo Inc (b)	425,769	846,288
200	Zebra Technologies Corp (b)	10,256	8,570

		18,327,242	33,252,104	14.50%

Materials:
2,450	Air Prods & Chems Inc	106,434	145,015
14,100	Alcoa Inc	387,957	416,937
3,100	Arch Coal Inc	55,785	246,450
2,132	Ball Corp	33,519	84,683
4,200	Bemis Co Inc	93,645	117,054
1,300	Bowater Inc	52,068	39,936
1,500	Consol Energy Inc	88,621	97,770
3,000	Crown Hldgs Inc (b)	43,170	58,590
16,850	Dow Chem Co	616,411	738,367
16,225	Du Pont E I De Nemours & Co	679,911	689,562
146	Eagle Matls Inc	1,727	17,865
491	Eagle Matls Inc	5,711	57,825
1,000	Eastman Chem Co	32,854	51,590
1,200	Ecolab Inc	33,060	43,524
1,600	Engelhard Corp	27,734	48,240
675	Florida Rock Inds Inc	16,401	33,115
3,100	Freeport Mcmoran Copper & Gold	100,843	166,780
12,625	International Flavours	271,595	422,937
6,531	International Paper Co	230,601	219,507
600	Lafarge North America Inc	24,761	33,012
1,600	Louisiana Pac Corp	39,240	43,952
500	Lubrizol Corp	18,193	21,715
8,050	Lyondell Chemical Co	102,700	191,751

See accompanying notes to financial statements.	24	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

700	Martin Marietta Matls Inc	$27,965	53,704
900	Massey Energy Corp	35,316	34,083
3,875	Meadwestvaco Corp	86,711	108,616
5,808	Monsanto Co New	51,490	450,294
131	Neenah Paper Inc	4,149	3,668
8,200	Newmont Mng Corp	132,185	437,880
4,400	Nucor Corp	154,139	293,568
12,800	OM Group Inc (b)	64,857	240,128
2,400	Owens Ill Inc (b)	40,083	50,496
1,100	Packaging Corp Amer	24,772	25,245
2,450	Pactiv Corp (b)	22,665	53,900
2,300	Peabody Energy Corp	111,339	189,566
2,200	Phelps Dodge Corp	71,022	316,514
3,086	PPG Inds Inc	144,348	178,679
4,350	Praxair Inc	129,744	230,376
5,446	Rayonier Inc	119,279	217,023
2,200	Rohm & Haas Co	78,122	106,524
11,000	RPM Intl Inc	113,012	191,070
1,200	Sealed Air Corp New (b)	58,956	67,404
200	Sigma Aldrich	11,098	12,658
18,200	Smurfit Stone Container Corp (b)	203,147	257,894
3,600	Sonoco Prods Co	74,519	105,840
1,900	Temple Inland Inc	57,570	85,215
1,800	Vulcan Matls Co	90,324	121,950

		4,969,753	7,818,472	3.41%

Telecommunication services:
700	Alamosa Holdings Inc (b)	9,800	13,027
1,415	Alltel Corp	81,223	89,286
5,900	American Tower Corp (b)	87,918	159,890
61,492	AT&T Inc	1,496,471	1,505,939
29,442	Bellsouth Corp	776,644	797,878
7,450	Centurytel Inc	200,627	247,042
11,525	Citizens Communications Co	88,166	140,951
1,100	Crown Castle Intl Corp (b)	19,379	29,601
4,153	Liberty Global Inc (b)	81,677	93,442
2,500	MCI Inc	63,900	49,325
1,300	Ntl Inc Del (b)	75,389	88,504
26,400	Qwest Communications Intl Inc	94,738	149,160
59,859	Sprint Nextel Corp	757,161	1,398,306
1,300	Telephone & Data Sys Inc	26,702	46,839
1,300	Telephone & Data Sys Inc	26,702	44,993
4,580	United States Cellular Corp (b)	197,008	226,252
37,852	Verizon Communications	1,325,795	1,140,102
14,700	Vodafone Group Plc New (d)	148,350	315,609

		5,557,650	6,536,146	2.85%

Utilities:
19,186	Aes Corp (b)	265,922	303,714
800	Agl Res Inc	22,424	27,848
308	Allete Inc	8,794	13,552
5,400	Ameren Corp	209,724	276,696
2,300	American Elec Pwr Inc	71,652	85,307
3,088	Aqua Amer Inc	67,959	84,302
1,100	Centerpoint Energy Inc	10,472	14,135
1,400	Consolidated Edison Inc	61,145	64,862
1,200	Constellation Energy Group Inc (b)	47,649	69,120

See accompanying notes to financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets

4,400	Dominion Res Inc Va New	$295,568	339,680
2,800	Dte Energy Co	107,816	120,932
15,600	Duke Energy Co	252,328	428,220
9,425	Edison Intl	108,441	411,024
9,400	Entergy Corp New	184,383	645,310
11,024	Exelon Corp	476,381	585,815
3,200	Firstenergy Corp	123,727	156,768
3,000	FPL Group Inc	112,800	124,680
7,000	Great Plains Energy Inc	205,265	195,720
2,900	Keyspan Corp	83,519	103,501
1,500	National Fuel Gas Co N J	38,322	46,785
6,900	Nisource Inc	111,901	143,934
2,400	OGE Energy Corp	43,344	64,296
8,200	Peoples Energy Corp	334,284	287,574
828	Pepco Hldgs Inc	16,557	18,522
9,800	PG&E Corp	131,785	363,776
2,100	Piedmont Nat Gas Inc	50,582	50,736
2,400	Pinnacle West Cap Corp	71,637	99,240
850	PPL Corp	13,588	24,990
2,150	Progress Energy Inc	65,685	94,428
3,000	Public Svc Enterprise Group	171,990	194,910
7,350	Puget Energy Inc	149,926	150,087
2,900	Questar Corp	66,188	219,530
2,700	Reliant Energy Inc (b)	24,085	27,864
8,600	Southern Co	176,010	296,958
2,600	Southwestern Energy Co	74,256	93,444
7,600	Teco Energy Inc	90,842	130,568
21,614	TXU Corp	196,169	1,084,807
3,300	Ugi Corp New	57,530	67,980
18,575	Wisconsin Energy Corp	358,160	725,539
12,125	Xcel Energy Inc	108,917	223,828

		5,067,727	8,460,982	3.69%

Rights/Warrants:
4,286	Lucent Technologies Inc (b)	—	2,422

		—	2,422	—%

Cash equivalents:
4,871,664	SSGA Money Market Fund, Current Rate 3.98%	4,871,664	4,871,664	2.12%

	Grand total (c)	$138,555,137	232,483,733	101.36%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets.

(c)	At December 31, 2005, the cost for federal income tax purposes was $138,555,137. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

	Gross unrealized appreciation		$95,758,335
	Gross unrealized depreciation		(1,829,739)

		Net unrealized appreciation	$93,928,596

(d)	Foreign security values are stated in U.S. dollars. As of December 31, 2005, the value of foreign securities represented 0.61% of net assets.

See accompanying notes to financial statements.	26	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Growth Fund December 31, 2005

Clearwater Growth Fund Portfolio Diversification (as a percentage of net assets)

Cash equivalents and other assets/liabilities represent (1)% of net assets.

See accompanying notes to financial statements.

27

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Small Cap Fund December 31, 2005

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Common stocks
Consumer discretionary
65,440	Aeropostale (b)	$1,507,987	1,721,072
78,000	Cavalier Homes Inc (b)	519,580	503,100
80,020	Charlotte Russe Hldg Inc (b)	906,592	1,666,816
20,000	Cobra Electrs Corp (b)	254,818	267,400
103,550	Commercial Veh Group Inc (b)	2,181,735	1,944,669
98,500	Fleetwood Enterprises Inc (b)	1,116,829	1,216,475
50,850	Genesco Inc (b)	1,476,997	1,972,471
381,150	Hartmarx Corp (b)	2,342,232	2,976,782
22,079	Noble Intl Ltd	531,974	460,126
39,450	Oxford Inds Inc	1,455,284	2,157,915
132,650	Pep Boys Manny Moe & Jack	1,895,384	1,975,158
54,428	RC2 Corp (b)	1,563,223	1,933,282
22,000	Rocky Shoes & Boots (b)	525,748	535,920
80,200	Rush Enterprises Inc (b)	977,685	1,154,880
66,050	Rush Enterprises Inc (b)	892,069	982,824
112,400	Stage Stores Inc	2,084,888	3,347,272

		20,233,025	24,816,162	12.20%

Energy:
58,250	Denbury Res Inc (b)	444,219	1,326,935
22,000	Edge Pete Corp Del (b)	313,604	548,020
30,900	Forest Oil Corp (b)	767,204	1,408,113
23,000	Gmx Res Inc (b)	533,237	828,000
24,000	Gulf Is Fabrication Inc	655,101	583,440
9,500	Lufkin Inds Inc	253,477	473,765
107,400	Oil States Intl Inc (b)	2,016,293	3,402,432
79,950	Pioneer Drilling Co (b)	1,036,007	1,433,503
37,100	Remington Oil Gas Corp (b)	756,729	1,354,150
84,950	Superior Energy Svcs Inc (b)	920,322	1,788,197
45,900	Universal Compression Hldgs (b)	1,677,228	1,887,408

		9,373,421	15,033,963	7.39%

Financials
104,750	ACE Cash Express Inc (b)	2,309,594	2,445,912
70,000	American Equity Invt Life	751,151	913,500
191,280	Anworth Mtg Asset Corp 1	1,505,234	1,396,344
39,150	Bankunited Finl Corp	917,820	1,040,215
53,000	Beverly Hills Bancorp De	545,069	549,610
62,650	Commercial Cap Bancorp Inc	977,296	1,072,568
29,040	Compucredit Corp (b)	772,600	1,117,459
363,850	Eagle Hospitality Pptys Tr Inc	3,322,634	2,776,175
230,610	Encore Cap Group Inc (b)	3,795,467	4,001,083
38,800	First Cmnty Bancorp Calif	1,324,493	2,109,556
26,500	Gramercy Cap Corp	535,412	603,670
300,000	Jameson Inns Inc (b)	591,565	645,000
30,000	Jefferson Bancshares Inc Tenn	394,500	409,500
242,030	MFA Mtg Invts Inc	1,868,419	1,379,571
106,750	One Librty Properties Inc	1,750,720	1,965,267
114,900	Patriot Cap Fdg Inc	1,513,809	1,401,780
28,250	Provident Bankshares Corp	838,266	954,002
27,500	Reinsurance Group Amer Inc	799,999	1,313,400
35,000	Sizeler Ppty Invs Inc	430,500	449,750
47,250	Southern Ct Bancorp Inc (b)	382,861	334,530
31,500	Sussex Bancorp	427,500	475,020

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Small Cap Fund December 31, 2005

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

11,000	Taylor Cap Group Inc	$431,430	444,400
16,132	Trustmark Corp	451,372	443,146
12,500	Windrose Med Pptys Tr	161,507	185,750
16,650	Wintrust Finl Corp	856,684	914,085
56,050	IPC Holdings Ltd Bermuda (d)	1,622,753	1,534,649

		29,278,655	30,875,942	15.18%

Healthcare:
74,160	Allied Healthcare Intl Inc (b)	452,082	455,342
75,550	Amerigroup Corp (b)	1,389,126	1,470,203
128,400	Andrx Corp Del (b)	2,471,265	2,114,748
119,200	Angiotech Pharmaceuticals Inc (b)	1,986,883	1,567,480
32,500	Bentley Pharmaceuticals Inc (b)	331,925	533,325
256,726	Bioscrip Inc (b)	1,636,993	1,935,714
49,000	Cardiac Science Corp New (b)	442,838	443,450
52,350	Centene Corp Del (b)	1,030,442	1,376,281
368,650	Draxis Health Inc (b)	1,600,842	1,596,254
145,000	Encore Med Corp (b)	748,091	717,750
25,000	Enpath Med Inc (b)	188,932	212,500
38,000	First Horizon Pharmaceutical (b)	694,176	655,500
75,000	Five Star Quality Care Inc (b)	561,066	590,250
41,000	Gentiva Health Svcs Inc (b)	607,410	604,340
381,700	Healthtronics Inc (b)	3,236,952	2,920,005
852,050	Hooper Holmes Inc	3,218,035	2,172,727
21,700	Kendle Intl Inc (b)	191,476	558,558
84,850	Kindred Healthcare Inc (b)	2,414,608	2,185,736
52,500	Lifecore Biomedical Inc (b)	543,144	852,075
29,027	Matrixx Initiatives Inc (b)	337,296	608,116
38,250	Option Care Inc	395,866	511,020
62,489	Orthologic Corp (b)	171,258	306,196
48,250	Parexel Intl Corp (b)	1,010,477	977,545
167,600	Perrigo Co	2,543,354	2,498,916
96,100	Rehabcare Group Inc (b)	2,018,185	1,941,220
56,150	Salix Pharmaceuticals Ltd (b)	1,033,944	987,117
14,841	Schick Technologies Inc (b)	216,161	489,145
36,200	Sunlink Health Sys Inc (b)	303,041	381,910
88,950	West Pharmaceutical Svcs Inc	2,247,035	2,226,419

		34,022,903	33,889,842	16.67%

Industrials:
17,900	Alamo Group Inc	321,294	366,950
45,450	Arbitron Inc	1,727,661	1,726,191
86,250	Armor Hldgs Inc (b)	3,245,457	3,678,563
120,950	Belden Cdt Inc	2,515,235	2,954,809
65,250	Bisys Group Inc (b)	905,026	914,153
15,000	Circor Intl Inc	348,618	384,900
138,200	Covenant Trans Inc (b)	2,190,921	1,932,036
37,500	Cpi Aerostructures Inc (b)	386,090	377,250
26,972	Donnelley R R & Sons Co	389,524	922,712
60,250	Elkcorp	1,819,867	2,028,015
22,500	Encore Wire Corp (b)	270,945	512,100
37,000	Ennis Inc	690,070	672,290
37,750	Esco Technologies Inc (b)	1,909,053	1,679,498
279,650	Frontier Airls Inc New (b)	2,618,681	2,583,966

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Small Cap Fund December 31, 2005

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

32,500	Generale Cable Corp Del New (b)	$452,162	640,250
16,700	Geo Group Inc (b)	384,370	382,931
175,600	Griffon Corp (b)	3,591,103	4,181,036
45,000	GSI Group Inc (b)	403,403	488,700
33,971	Hardinge Inc	375,380	586,000
20,800	Harland John H Co	584,256	782,080
47,400	Ict Group Inc (b)	392,332	803,430
38,050	Labor Ready Inc (b)	317,137	792,201
96,250	Miller Inds Inc Tenn (b)	1,300,434	1,952,913
340,600	Navios Maritime Holdings Inc (b)	1,974,715	1,573,572
127,767	P A M Transn Svcs Inc (b)	2,404,792	2,272,975
94,350	Pacer Intl Inc Tn	1,850,424	2,458,761
149,650	Perini Corp (b)	2,166,580	3,614,048
79,950	Regal Beloit Corp	2,435,839	2,830,230
27,500	Teleflex Inc	1,188,943	1,786,950

		39,160,312	45,879,510	22.56%

Information technology:
60,000	24 / 7 Real Media Inc (b)	202,914	440,400
45,150	Ade Corp Mass (b)	1,021,441	1,086,309
156,910	Aladdin Knowledge System Ltd (b)	2,761,325	2,701,990
41,300	Analogic Corp	1,849,090	1,976,205
205,800	Arris Group Inc (b)	1,004,888	1,948,926
85,858	Brooks Automation Inc New (b)	1,165,445	1,075,801
103,200	C Cor Net Corporation (b)	684,595	501,552
46,500	Cascade Microtech Inc (b)	618,472	585,900
66,850	Catapult Communications Corp (b)	972,275	988,712
337,700	Credence Systems Corp (b)	3,078,063	2,350,392
46,500	Digitas Inc (b)	393,794	582,180
190,900	Entegris Inc (b)	1,902,806	1,798,278
39,500	Epicor Software Corp (b)	509,238	558,135
89,000	Foundry Networks Inc (b)	851,814	1,229,090
173,150	Genesis Microchip Inc Del (b)	2,783,765	3,132,284
150,000	Indus Intl Inc (b)	331,800	471,000
372,109	Integrated Device Technology (b)	4,113,982	4,904,397
85,300	Intevac Inc (b)	640,956	1,125,960
80,000	Lionbridge Technologies Inc (b)	505,399	561,600
59,000	Magma Design Automation Inc (b)	496,282	496,190
40,874	Microtune Inc Del (b)	132,950	170,445
130,400	MPS Group Inc (b)	1,013,790	1,782,568
100,500	Netgear Inc (b)	1,604,415	1,934,625
25,700	Netiq (b)	268,925	315,853
65,530	Plantronics Inc New	1,830,948	1,854,499
204,100	Quovadx Inc (b)	329,748	491,881
52,700	Radisys Corp (b)	783,975	913,818
116,600	Semitool Inc (b)	1,110,953	1,268,608
327,900	Skyworks Solutions Inc (b)	2,435,986	1,669,011
166,409	Sypris Solutions Inc	1,869,052	1,660,762
194,800	Trident Microsystems Inc	1,730,446	3,506,400
106,550	Viasat Inc (b)	1,871,710	2,848,082
39,000	Zygo Corp (b)	407,332	572,910

		41,278,574	47,504,763	23.36%

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Small Cap Fund December 31, 2005

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets

Materials:
54,900	Airgas Inc	$1,298,147	1,806,210
12,750	Balchem Corp	242,505	380,078
216,000	Boots & Coots Intl Well Ctl (b)	237,360	224,640
20,000	Brush Engineered Matls Inc (b)	300,292	318,000
33,500	Castle A M Co (b)	504,425	731,640
8,800	Cleveland Cliffs Inc	506,321	779,416
47,800	Commercial Metals Co	1,204,386	1,794,412
16,750	Eagle Matls Inc	1,335,985	2,049,530
32,300	Northwest Pipe Co (b)	713,099	865,640
27,350	Titanium Metals Corp	900,150	1,730,161
9,800	Universal Stainless & Alloy Pr (b)	143,272	147,000
45,100	Zoltek Companies Inc (b)	413,136	395,978

		7,799,078	11,222,705	5.52%

Utilities
39,700	Connecticut Wtr Svc Inc	722,678	973,047
46,400	Great Plains Energy Inc	1,158,406	1,297,344
68,175	Mdu Res Group Inc	1,313,449	2,232,050
56,100	Oneok Inc New	1,072,375	1,493,943
25,000	Pike Elec Corp (b)	431,567	405,500
191,200	Semco Energy Inc (b)	1,095,589	1,074,544

		5,794,064	7,476,428	3.68%

Rights/Warrants:
Industrials:
291,350	Navios Maritime Holdings Inc (b)	29,160	157,329

		29,160	157,329	0.08%

Corporate Bonds:
Healthcare:
52,871	Del Global Technologies Corp (b) (f)
	Maturing March 28, 2007, Zero Coupon,6.000% (e)	32,446	36,509

		32,446	36,509	0.02%

Cash equivalents:
18,554,867	Ssga Money Market Fund, Current Rate 3.98%	18,554,867	18,554,867	9.12%

	Grand total (c)	$205,556,505	235,448,020	115.78%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets.

(c)	At December 31, 2005, the cost for federal income tax purposes was $206,004,195. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$37,561,987
Gross unrealized depreciation	(8,118,162)

Net unrealized appreciation	$29,443,825

(d)	Foreign security values are stated in U.S. dollars. As of December 31, 2005, the value of foreign securities represented 0.75% of net assets.

(e)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Small Cap Fund December 31, 2005

Clearwater Small Cap Fund Portfolio Diversification (as a percentage of net assets)

Cash equivalents and other assets/liabilities represent (7)% of net assets.

See accompanying notes to financial statements.
32

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

	Closed-end funds:
16,000	Blackrock Insd Mun 2008			$253,990	244,800
7,500	Mbia Cap Claymore Managed			92,400	93,075
18,000	Seligman Select Mun Fd Inc			176,181	179,820
23,000	Van Kampen Meritt Mun Opport			324,708	334,420
300	Van Kampen Merritt Advantage			4,176	4,467
27,000	Van Kampen Merritt Mun Tr			375,686	379,080
40,700	Van Kampen Merritt Select Sect			496,980	501,424
18,000	Van Kampen Merritt Tr Invt			260,100	260,460
30,000	Van Kampen Merritt Value Mun			396,073	403,800

				2,380,294	2,401,346	1.07%

	Municipal bonds:
950,000	Abilene Tx Hlth Facs Dev Corp	11/15/2028	5.250	950,048	950,950
500,000	Agua Caiente Band	7/1/2008	4.600	504,038	504,300
190,000	Akron Oh Ctfs Partn	12/1/2007	6.500	198,552	199,010
220,000	Akron Oh Ctfs Partn	12/1/2016	6.900	202,714	231,209
200,000	Alabama Spl Care Facs Fing	11/1/2019	5.000	211,370	210,784
995,000	Alaska St Hsg Fin Corp ( C )	12/1/2017	6.239	479,896	499,560
300,000	Albany Ny Indl Dev Agy Civic	5/1/2016	6.500	300,000	301,872
500,000	Alexandria Va Redev & Hsg Auth	10/1/2029	6.125	530,043	528,265
300,000	Allegheny Cnty Pa Hosp Dev	4/1/2008	3.300	297,116	294,891
340,000	Allegheny Cnty Pa Hosp Dev	4/1/2009	3.500	334,874	333,475
350,000	Allegheny Cnty Pa Hosp Dev	4/1/2010	3.875	342,955	347,316
400,000	Allegheny Cnty Pa Hosp Dev	4/1/2007	3.100	398,301	395,364
800,000	Arizona Health Facs Auth Rev	11/15/2009	6.500	800,000	839,272
1,750,000	Arlington Tx Spl Oblig	8/15/2034	5.000	1,887,137	1,859,830
600,000	Atlanta Ga Dev Auth Rev	1/1/2031	5.000	615,071	610,224
900,000	Atlanta Ga Tax Allocation	1/1/2020	5.400	893,557	903,114
855,000	Austin Tx Conv Enterprises	1/1/2023	6.000	902,184	912,627
500,000	Austin Tx Convention Enterpris	1/1/2016	6.375	503,505	527,950
50,000	Austin Tx Util Sys Rev	5/15/2018	5.250	50,154	50,074
305,000	Badger Tob Asset Securitizatio	6/1/2027	6.125	307,126	322,175
735,000	Badger Tob Asset Securitizatio	6/1/2017	6.000	768,891	773,051
50,000	Bay Area Govt Assoc Ca Rev	12/15/2014	6.000	51,710	51,142
125,000	Beaumont Tx Hsg Auth Mlt Fam	11/1/2010	6.750	121,166	117,935
550,000	Beaver Cnty Pa Pollutn Ctl Rev	5/1/2020	7.750	573,570	562,205
190,000	Benton Harbor Mi Charter	5/1/2009	10.000	190,000	190,399
550,000	Beverly Hills Ca Pub Fin Auth	6/1/2023	5.000	554,143	564,146
1,250,000	Bexar Cnty Tx Hlth Facs Devcp	11/15/2023	6.100	1,308,389	1,299,213
535,000	Bexar Cnty Tx Hsg Fin Corp Mf	9/15/2021	8.750	535,000	513,579
630,000	Bexar Cnty Tx Hsg Fin Corp Mf	8/1/2030	8.125	606,548	639,513
800,000	Bexar Cnty Tx Hsg Fin Corp Mf	4/1/2030	9.000	799,357	780,208
1,030,000	Bexar Cnty Tx Hsg Fin Corp Mf	6/1/2031	10.500	1,030,000	987,327
1,095,000	Bexar Cnty Tx Hsg Fin Corp Mf	12/1/2036	9.250	1,067,676	1,042,155
725,000	Bexar Cnty Tx Rev	8/15/2022	5.750	773,834	772,190
500,000	Birmingham Southern College Al	12/1/2019	5.350	506,196	504,705
500,000	Boone Cnty Ind Redev Dist Tax	8/1/2023	5.375	506,773	515,690
650,000	Bremer Cnty Ia Retirement Fac	11/15/2030	4.500	650,000	650,098
550,000	Bridgeville Del Spl Oblig	7/1/2035	5.125	550,000	554,114
250,000	Broadview Il Tax Increment	7/1/2007	5.000	251,941	254,178
125,000	Brownsville Tx ( C )	2/15/2011	4.887	96,850	93,140
185,000	Bullhead City Az Spl Assmt	1/1/2010	6.100	185,992	187,239
200,000	Calexico Ca Cmnty Redev Agy	8/1/2026	5.375	208,355	211,910
380,000	California Cmntys Hsg Fin Agy	8/1/2011	5.000	378,423	387,570
400,000	California Cmntys Hsg Fin Agy	11/1/2012	4.850	398,057	401,512
470,000	California Cmntys Hsg Fin Agy	8/1/2012	4.650	467,777	468,430
570,000	California Cmntys Hsg Fin Agy	10/1/2011	5.000	568,784	581,651
580,000	California Cmntys Hsg Fin Agy	12/1/2011	5.000	578,734	587,018
200,000	California Cnty	6/1/2023	5.625	190,709	202,306
1,115,000	California Cnty Calif Tob	6/1/2019	4.750	1,074,747	1,126,942
500,000	California Health Facs Fing	8/1/2027	5.125	521,731	521,175
40,000	California St	10/1/2020	5.250	41,193	40,582
275,000	California St Dept Wtr Res	12/1/2022	5.000	277,291	285,065
500,000	California St Dept Wtr Res	7/1/2022	5.250	505,643	509,850
120,000	California St Dept Wtr Res Cen	12/1/2027	5.375	125,715	123,692

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

650,000	California St Economic Rec	7/1/2017	5.000	$667,772	696,904
200,000	California St Pub Wks Lease	6/1/2019	5.500	203,861	202,012
350,000	California St Pub Wks Lease	6/1/2023	5.000	351,357	350,144
375,000	California St Pub Wks Lease	6/1/2021	5.500	383,015	375,349
2,000,000	California St Pub Wks Lease	1/1/2017	5.500	2,106,728	2,040,120
750,000	California Statewide Cmntys	3/1/2035	5.000	757,753	757,755
975,000	California Statewide Cmntys	1/1/2012	5.625	975,000	975,566
1,500,000	California Statewide Cmntys	10/1/2020	11.000	1,500,000	1,538,265
500,000	California Stwde Cmntys Dev	1/1/2024	5.350	508,203	500,780
40,000	Capital Region Cmnty Dev Dist	5/1/2006	5.950	39,993	40,000
500,000	Capital Tr Agy Fl Rev	10/1/2033	8.950	500,000	618,490
500,000	Capital Tr Agy Fla Multifamily	6/1/2013	4.750	500,000	484,330
330,000	Carthage Mo Hosp Rev	4/1/2007	4.000	330,000	330,254
750,000	Carthage Mo Hosp Rev	4/1/2010	4.500	731,551	733,298
1,000,000	Carver Cnty Mn Hsg & Redev	8/1/2027	5.875	946,804	1,041,950
1,130,000	Central Falls Ri Detention Fac	1/15/2009	6.000	1,130,000	1,135,899
400,000	Chartiers Valley Pa Indl &	8/15/2012	5.000	396,644	407,012
650,000	Chesapeake Va Hosp Auth Hosp	7/1/2016	4.250	639,157	631,748
250,000	Chesterfield Cnty Va Indl Dev	6/1/2017	5.875	257,848	272,698
450,000	Chesterfield Cnty Va Indl Dev	7/1/2019	5.200	408,464	464,175
145,000	Chesterfield Mo Rev	4/15/2016	4.500	144,280	145,036
1,500,000	Chicago IL	1/1/2025	5.125	1,552,885	1,531,680
150,000	Chicago IL Met Hsg Dev Corp	7/1/2022	6.850	155,100	152,006
2,500,000	Chicago IL Ohare Intl Arpt Rev	1/1/2018	5.000	2,547,473	2,503,200
1,000,000	Chicago IL Tax Increment	12/1/2008	6.500	983,770	1,065,530
500,000	Citizen Potawatomi Nation Ok	9/1/2016	6.500	500,000	525,985
350,000	City of Dearborn Heights Build	10/1/2027	5.150	360,378	351,341
950,000	Clark Cnty Nv Indl Dev Rev	10/1/2022	7.200	961,590	986,727
500,000	Clark Cnty Nv Pollutn Ctl Rev	6/1/2019	6.600	520,612	507,010
745,000	Clay Cnty IL Hosp Rev	12/1/2018	5.700	745,000	753,225
500,000	Cleveland Cuyahoga Cnty Oh	5/15/2023	5.250	500,000	510,600
275,000	Colorado Edl & Cultural Facs	6/15/2012	4.625	269,750	267,883
400,000	Colorado Edl & Cultural Facs A	11/1/2007	4.500	405,033	403,296
250,000	Colorado Health Facs Auth Rev	12/1/2007	6.200	256,752	255,463
295,000	Colorado Health Facs Auth Rev	12/1/2008	4.400	292,610	298,717
500,000	Colorado Health Facs Auth Rev	9/1/2021	5.250	521,265	524,155
575,000	Colorado Health Facs Auth Rev	12/1/2010	6.250	581,510	635,668
1,000,000	Colorado Health Facs Auth Rev	10/1/2027	5.900	1,015,146	1,072,790
425,000	Concorde Estates Cmnty Dev Dis	5/1/2011	5.000	423,019	427,244
250,000	Connecticut St	7/1/2025	5.000	255,140	259,578
450,000	Connecticut St Hlth & Edl Fac	11/1/2012	5.875	456,473	450,536
375,000	Connecticut St Hlth & Edl Facs	11/1/2012	5.875	379,688	375,446
750,000	Converse Cnty Wy Hosp Rev	12/1/2015	7.900	750,000	888,540
250,000	Coralville Ia	6/1/2018	5.000	247,706	264,248
245,000	Cow Creek Bank Umpqua Tribe	7/1/2012	5.100	234,876	247,124
1,070,000	Crow Fin Auth Minn Tribal Pur	10/1/2017	5.650	1,010,408	1,119,990
100,000	Cuyahoga Cnty Oh Hosp Rev	1/15/2016	5.500	105,472	102,166
400,000	Dade Cnty Fl Hlth Fac Hosp Rev	5/15/2021	5.250	405,677	400,536
200,000	Dade Cnty Fl Sch Dist	2/15/2015	5.000	209,567	205,532
270,000	Dakota Cnty Mn Hsg & Redev	2/20/2032	6.875	281,164	287,898
496,000	Dallas Tx Hsg Fin Corp	10/20/2032	6.750	512,414	536,766
750,000	Dayton Oh Spl Facs Rev	2/1/2018	5.625	803,354	790,343
300,000	Decatur Tx Hosp Auth Hosp Rev	9/1/2007	4.125	300,000	296,124
215,000	Delaware Cnty Pa Auth Hosp Rev	12/15/2020	5.300	222,478	215,282
905,000	Delaware Cnty Pa Auth Hosp Rev	12/15/2006	4.000	916,076	909,407
500,000	Delta St Univ Edl Bldg Corp	12/1/2018	5.000	524,569	523,655
1,000,000	Denver Co City & Cnty Arpt Rev	11/15/2025	5.500	1,032,261	1,026,320
155,000	Desloge Mo Tax Increment Rev	4/15/2007	4.000	155,236	154,704
585,000	Detroit Cmnty High Sch Mi	11/1/2010	5.000	585,000	581,121
500,000	Detroit Lakes Mn Hsg & Health	8/1/2034	4.250	500,000	501,670
1,250,000	Director St Nv Dept Business	11/15/2014	6.000	1,233,032	1,290,150
250,000	District Columbia Rev	11/15/2026	5.750	265,932	256,980
220,000	Double Branch Cmnty Dev Dist	5/1/2008	5.125	219,592	221,272
8,345	Drew Cnty Ar Pub Facs Brd	8/1/2011	7.750	8,345	8,353
500,000	Durbin Crossing Cmnty Dev	11/1/2010	4.875	499,395	500,820

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

680,000	Eagle Mountain Ut Spl Assmt	2/1/2007	8.000	$680,000	684,978
800,000	Eden Prairie Mn Mlt Fam Hsg	2/20/2043	6.200	875,870	867,312
600,000	El Paso Cnty Tex Hsg Fin Corp	12/1/2015	7.000	600,000	600,534
400,000	El Paso Tx Health Facs Dev	8/15/2012	7.000	400,000	432,076
500,000	Erie Cnty Oh Hosp Facs Rev	8/15/2013	6.000	545,696	552,385
500,000	Estherville Ia Hosp Rev	7/1/2020	6.300	511,742	541,875
800,000	Fiddlers Creek Cmnty Dev Dist	5/1/2013	5.750	794,065	834,664
100,000	Fishawk Cmnty Dev Dist Ii	11/1/2007	5.000	99,824	100,477
700,000	Florida Hsg Fin Corp Rev	10/1/2030	5.750	735,694	735,028
350,000	Florida St Div Bd Fin Dept	7/1/2011	5.000	368,843	361,855
1,350,000	Forest Creek Cmnty Dev Dist	5/1/2011	4.850	1,348,376	1,349,595
250,000	Fulco Ga Hosp Auth Antic Ctfs	11/15/2028	5.000	260,620	256,395
500,000	Garden Grove Ca Ctfs Partn	8/1/2023	5.700	514,258	501,075
290,000	Gateway Svcs Cmnty Dev Dist Fl	5/1/2010	5.500	288,338	291,952
20,000	Georgia Mun Elec Auth Pwr Rev (C)	1/1/2012	4.743	14,978	14,361
280,000	Georgia Mun Elec Auth Pwr Rev (C)	1/1/2012	5.557	200,910	195,908
1,000,000	Golden St Tob Securitization (C)	6/1/2022	1.294	808,724	817,480
1,750,000	Golden St Tob Securitization	6/1/2019	5.000	1,823,648	1,815,835
250,000	Greenville Cnty S C Bldg Equit	12/1/2028	5.500	269,703	269,785
585,000	Grove City Pa Area Hosp Auth	7/1/2012	5.250	584,251	587,580
500,000	Harris Cnty Tx	8/1/2033	5.000	507,309	512,895
1,000,000	Harris Cnty Tx	8/15/2035	5.250	1,047,556	1,047,180
500,000	Hawaii St Dept Budget & Fin	11/15/2009	6.750	500,000	528,350
500,000	Hawaii St Dept Budget & Fin Sp	11/15/2009	6.250	500,000	501,975
315,000	Hayward Ca Ctfs Partn	8/1/2026	5.250	323,437	321,070
765,000	Heritage Isle at Viera Cmnty	11/1/2009	5.000	766,674	768,978
1,000,000	Highlands Cnty Fl Health Rev	11/15/2030	5.000	1,026,935	1,015,130
525,000	Highlands Cnty Fla Health Facs	11/15/2027	5.000	531,273	534,602
500,000	Himalaya Wtr & Santn Dist Co	12/1/2035	5.000	513,998	515,565
250,000	Houston Tx Hlth Facs Dev Corp	2/15/2034	4.750	250,000	250,018
350,000	Houston Tx Hlth Facs Dev Corp	2/15/2034	5.000	350,000	350,035
850,000	Houston Tx Hlth Facs Dev Corp	2/15/2023	7.000	850,000	938,630
110,000	Idaho Health Facs Auth Hosp	8/1/2010	6.000	110,827	112,464
120,000	Idaho Health Facs Auth Hosp	8/1/2009	5.750	120,922	122,364
245,000	Idaho Hsg & Fin Assn	8/1/2017	6.250	245,000	245,382
380,000	Idaho Hsg & Fin Assn Non Profi	8/1/2010	5.750	380,000	380,205
170,000	Illinois Dev Fin Auth Pollutn	2/1/2024	5.700	174,664	170,366
1,300,000	Illinois Dev Fin Auth Pollutn	3/1/2014	5.500	1,358,290	1,326,845
2,500,000	Illinois Dev Fin Auth Pollutn	8/15/2026	5.950	2,580,030	2,578,725
250,000	Illinois Dev Fin Auth Rev	7/1/2009	5.900	255,162	256,963
3,000,000	Illinois Dev Fin Auth Rev	7/1/2019	6.050	3,084,142	3,097,050
500,000	Illinois Fin Auth Rev	5/15/2012	5.100	497,298	499,565
750,000	Illinois Fin Auth Rev	11/15/2035	5.000	750,000	750,540
500,000	Illinois Fin Auth Student Hsg	6/1/2007	5.000	512,573	506,430
500,000	Illinois Hlth Facs Auth Rev	2/15/2019	6.000	506,812	501,495
500,000	Illinois Hlth Facs Auth Rev	11/15/2025	5.500	511,051	500,755
305,000	Illinois Hsg Dev Auth Elderly	1/1/2007	6.625	306,368	305,418
500,000	Illinois St	7/1/2010	5.500	509,745	508,415
250,000	Illinois St Sales Tax Rev	6/15/2009	5.000	255,751	251,975
1,000,000	Indiana Health & Edl Fac Fing	11/15/2025	5.250	1,023,181	1,037,000
150,000	Indiana Hlth Fac Fing Auth Rev	8/15/2018	5.000	127,697	150,255
620,000	Indiana Hlth Fac Fing Auth Rev	8/15/2009	4.750	585,259	626,752
300,000	Indiana Hlth Fac Hosp Rev	1/1/2023	6.000	312,090	300,351
350,000	Indiana Hlth Fac Hosp Rev	2/15/2018	5.250	357,478	360,469
750,000	Indiana Hlth Fac Hosp Rev	8/1/2008	6.000	762,133	782,018
300,000	Indiana Transn Fin Auth Hwy	12/1/2025	5.375	315,691	319,791
300,000	Intercommunity Hosp Auth Ca Ct	11/1/2019	5.250	313,181	310,122
200,000	Interlocken Mt Cist Co	12/15/2019	5.750	217,854	214,668
450,000	Intermountain Pwr Agy Ut Rev	7/1/2021	5.000	464,027	462,020
200,000	Iowa Fin Auth Retirement Cmnty	11/15/2009	4.250	198,237	196,004
200,000	Iowa Fin Auth Retirement Cmnty	11/15/2011	4.750	197,476	197,480
300,000	Irving Tx Hosp Auth Rev	7/1/2007	5.600	304,122	300,543
250,000	Johnson City Tn Health & Edl	2/15/2009	4.500	248,192	249,528
290,000	Joplin Mo Indl Dev Auth Health	2/15/2008	4.000	293,883	290,658
1,000,000	Kent Hosp Fin Auth Mich Rev	7/1/2035	6.000	1,067,212	1,078,130

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

500,000	Lake Ashton II Cmnty Dev Dist	11/1/2010	4.875	$500,000	501,400
500,000	Lake Orion Mi Cmnty Sch Dist	5/1/2025	5.250	522,065	526,925
100,000	Lamar Cnty Ms Pollutn Ctl Rev	12/1/2006	4.850	101,048	100,375
250,000	Lebanon Cnty Pa Health Facs	12/15/2008	4.000	250,000	247,928
250,000	Lehigh Cnty Pa Gen Purp Auth	4/1/2017	6.650	264,888	255,990
300,000	Lewis Cnty Wa Pub Hosp Dist	12/1/2011	6.000	302,383	305,274
500,000	Lewisville Tx Combination Cont	9/1/2012	5.750	513,864	548,450
550,000	Lombard IL Pub Facs Corp	1/1/2030	5.500	582,085	588,649
500,000	Lombard IL Pub Facs Corp Rev	1/1/2015	6.375	500,000	509,070
300,000	Lombard ILL Pub Facs Corp	1/1/2025	5.500	320,696	322,575
800,000	Long Beach Miss Urban Renewal	3/1/2026	8.000	800,000	785,744
100,000	Los Angeles Ca Cmnty Redev Agy	7/1/2007	4.875	101,097	100,139
270,000	Los Angeles Ca Wstwtr Sys Rev	11/1/2019	4.700	271,926	270,116
400,000	Loudoun Cnty Va Dev Indl Auth	8/1/2028	5.000	400,000	410,676
520,000	Louisiana Loc Govt Envir Facs	6/20/2028	8.000	520,000	519,891
250,000	Louisiana Pub Facs Auth Rev	12/1/2015	6.500	260,509	254,833
270,000	Louisiana Pub Facs Auth Rev	5/15/2027	5.500	273,564	274,644
785,000	Louisiana Pub Facs Auth Rev	9/1/2024	7.100	775,622	753,231
1,350,000	Louisiana Pub Facs Auth Rev	10/1/2011	6.250	1,214,078	1,350,932
200,000	Louisiana Stad & Expo Dist Htl	7/1/2015	5.250	206,249	203,130
145,000	Lubbock Tx Hlth Facs Dev Corp	1/20/2010	5.000	145,000	147,372
235,000	Lubbock Tx Hlth Facs Dev Corp	3/20/2012	5.000	235,000	243,234
250,000	Lubbock Tx Hlth Facs Dev Corp	7/1/2019	5.250	253,617	259,727
250,000	Lubbock Tx Hlth Facs Dev Corp	7/1/2023	5.000	252,269	254,227
350,000	Lucas Cnty Oh Health Care Fac	8/15/2015	6.375	339,260	378,371
500,000	Madison Cnty Fl Rev	7/1/2025	6.000	491,529	496,085
500,000	Manchester N H Hsg & Redev ( C )	1/1/2020	5.248	240,086	246,335
750,000	Manchester N H Hsg & Redev ( C )	1/1/2021	6.000	306,157	327,967
250,000	Manchester Nh Hsg & Redev	1/1/2015	6.750	269,120	268,875
500,000	Manitowoc Wi Elec Rev	10/1/2034	5.250	514,992	523,680
670,000	Maricopa Cnty Az Indl Dev	11/1/2010	9.000	670,000	674,395
150,000	Mashantucket Western Pequot ( C )	9/1/2009	6.300	119,498	127,278
500,000	Massachusetts St Health & Edl	7/1/2019	5.625	530,153	530,580
750,000	Massachusetts St Health & Edl	7/1/2016	5.500	767,820	768,210
225,000	Massachusetts St Hlth Edl Facs	11/15/2025	5.500	229,687	227,585
350,000	Massachusetts St Hlth Edl Facs	11/15/2009	5.125	355,439	357,430
450,000	Massachusetts St Hlth Edl Facs	7/1/2028	5.000	464,945	457,609
1,000,000	Matteson IL Tax Increment Rev	12/1/2009	4.250	1,000,000	998,540
115,000	Mdaho Health Facs Auth Rev	3/1/2006	4.900	115,074	115,179
165,000	Mecklenburg Cnty Nc Indl Facs	12/1/2009	5.250	167,444	165,221
65,000	Mediterra No Cmnty Dev Dist Fl	5/1/2008	6.000	64,927	65,565
500,000	Mesquite Tx Health Facs Dev	2/15/2015	5.000	503,605	510,295
855,000	Met Govt Nashville Davidson Tn ( B )	6/20/2036	10.000	855,000	685,736
1,850,000	Met Govt Nashville Davidson Tn	12/20/2040	7.500	1,850,000	1,852,571
500,000	Metro Govt Nshville Tn Wtr Swr	1/1/2018	5.000	517,092	518,805
300,000	Metropolitan Pier & Expo Il	6/15/2012	5.250	309,678	302,352
900,000	Miami Beach Fl Hlth Facs Hosp	11/15/2008	6.125	900,000	943,083
1,500,000	Miami Dade Cnty Fl Spl Oblig ( C )	10/1/2035	0.432	1,296,521	1,309,950
220,000	Michigan St Hosp Fin Auth Rev	11/15/2009	4.000	215,570	215,508
330,000	Milwaukee Wi Redev Auth Rev	8/1/2015	5.125	325,930	330,119
310,000	Mississippi Hosp Equip & Facs	1/1/2016	6.000	324,147	317,288
750,000	Missouri St Dev Fin Brd Facs	4/1/2015	6.000	750,000	796,800
980,000	Missouri St Hlth & Edl Fac Aut	2/1/2022	5.125	1,017,279	1,025,541
375,000	Missouri St Hlth & Edl Fac Rev	5/15/2025	5.125	391,561	391,466
570,000	Monroe Mckeen Plaza Hsg Dev La	2/1/2012	6.800	574,032	575,677
50,000	Montgomery Al Med Clinic Brd	3/1/2006	7.375	50,008	50,092
500,000	Montgomery Al Med Clinic Brd	3/1/2015	7.000	509,530	501,140
500,000	Montgomery Al Spl Care Facs	9/1/2022	5.375	529,965	522,815
375,000	Montgomery Cnty Pa Indl Dev Re	2/1/2028	6.125	369,419	392,929
650,000	Montgomery Cnty Pa Indl Dev Re	2/1/2014	5.375	644,746	660,829
200,000	Mount Carbon Met Dist Co Rev (e)	6/1/2043	1.000	—	—
800,000	Mount Carbon Met Dist Co Rev (e)	6/1/2043	7.000	800,000	800,000
300,000	Mount Dora Fl Health Facs Auth	8/15/2008	4.250	296,315	295,128
200,000	Mount Dora Fla Health Facs	8/15/2007	3.750	199,217	196,606
390,000	Mountain Regl Wtr Spl Svc Dist	12/1/2008	6.250	387,728	394,586

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

200,000	Nebraska Invt Fin Auth Rev	12/1/2011	5.125	$210,638	206,332
140,000	New Hampshire Health & Ed	7/1/2011	5.000	141,133	142,491
480,000	New Hampshire Health & Ed	7/1/2016	5.000	477,648	483,974
300,000	New Jersey Economic Dev Auth	1/1/2015	5.000	295,719	303,468
250,000	New Mexico Hsg Auth Region	7/1/2017	6.000	250,000	256,552
75,000	New Mexico Mtg Fin Auth	1/1/2026	6.950	79,187	77,116
250,000	New Mexico St Hosp Equip Ln	7/1/2025	5.250	261,237	262,790
1,500,000	New Orleans La Dew Svc Rev	7/26/2006	3.000	1,489,394	1,454,370
250,000	New York Cntys Tob Tr Iv	6/1/2021	4.250	247,197	246,237
400,000	New York NY	3/15/2029	5.000	412,339	411,228
120,000	New York NY	2/1/2017	5.750	130,711	122,015
100,000	New York St Dorm Auth Revs	2/1/2012	4.000	100,000	99,746
1,500,000	New York St Dorm Auth Revs	8/1/2024	5.750	1,585,195	1,533,000
750,000	New York St Med Care Facs Fin	11/1/2020	5.375	769,748	759,825
320,000	Newberry Investing in Children	12/1/2007	3.500	319,518	319,270
500,000	Norman Okla Regl Hosp Auth Rev	9/1/2024	5.500	510,500	516,885
560,000	Norman Okla Regl Hosp Auth Rev	9/1/2016	5.625	600,214	578,967
650,000	North Carloina Med Care Commn	9/1/2024	4.300	650,000	645,352
250,000	North Carolina Med Care Commn	2/15/2019	5.500	257,980	255,522
1,300,000	North Carolina Med Care Hlth	10/1/2035	4.750	1,300,000	1,300,728
345,000	North Carolina Mun Pwr Agy	1/1/2017	5.125	360,975	357,089
500,000	North Cent Tx Hlth Fac Dev	11/15/2029	7.500	539,733	539,075
645,000	North Cent Tx Hlth Fac Dev	11/15/2010	7.000	689,948	692,917
250,000	North Forest Indpt Sch Dist	8/15/2012	6.125	265,671	250,685
500,000	North Forest Indpt Sch Dist	8/15/2016	6.250	536,295	501,460
610,000	Northern Tob Securitization	6/1/2022	6.200	599,431	637,816
1,000,000	Northrn Ca Pwr Agy Pub Pwr Rev	7/1/2009	5.000	1,010,208	1,000,960
250,000	Oakland Ca Uni Sch Dist	8/1/2024	5.000	260,568	264,325
565,000	Ohio St Air Quality Dev Auth	1/1/2024	5.450	579,199	565,921
1,100,000	Oklahoma Cnty Ok Fin Auth Rev	11/15/2040	5.000	1,100,000	1,100,572
500,000	Oklahoma Dev Fin Auth Hosp	12/1/2023	5.125	496,176	516,475
400,000	Oliver Cnty Nd Pollutn Ctl Rev	1/1/2027	5.300	423,060	422,672
500,000	Orange Cnty Fl Hlth Facs Auth	11/15/2020	5.250	511,659	508,345
575,000	Orange Cnty Fl Hlth Facs Auth	7/1/2009	4.625	575,000	571,331
660,000	Oregon St Health Hsg Edl Auth	11/15/2026	8.000	689,748	682,420
75,000	Oregon St Hsg & Cmnty Svcs Dep	7/1/2022	5.700	76,749	75,567
300,000	Orleans La Levee Dist	11/1/2014	5.950	317,912	309,414
495,000	Orleans Parish La Sch Brd ( C )	2/1/2015	5.526	298,632	301,222
1,000,000	Palm Beach Cnty Fl Hlth Facs	11/15/2020	5.625	1,030,049	1,029,820
110,000	Palm Beach Fl Health Facs	11/15/2029	5.125	111,853	111,460
850,000	Panther Trace II Fl Cmnty Dev	11/1/2010	5.000	855,533	854,547
1,310,000	Parklands Lee Cmnty Dev Dist	5/1/2011	5.125	1,308,403	1,317,794
5,000	Parklands West Cmnty Dev Dist	5/1/2006	6.000	4,998	5,021
250,000	Pearland Tx Dev Auth Tax Inc	9/1/2006	3.250	250,000	248,995
250,000	Pennsylvania Intrgvrnmntl Coop	6/15/2021	5.000	258,110	260,290
250,000	Pennsylvania St Higher Edl	1/15/2031	6.000	260,834	271,742
500,000	Pennsylvania St Higher Edl	3/15/2030	5.750	516,796	530,665
600,000	Pennsylvania St Higher Edl	1/15/2022	6.000	622,777	652,182
75,000	Pennsylvania St Higher Edl Fac	11/15/2016	5.875	80,592	78,030
110,000	Pennsylvania St Higher Edl Fac	1/1/2015	5.875	115,115	111,108
235,000	Pennsylvania St Higher Edl Fac	11/15/2021	5.875	256,188	244,703
325,000	Pennsylvania St Higher Edl Fac	11/15/2016	5.875	337,502	338,419
250,000	Phoenix Az Str & Hwy User Rev	7/1/2011	6.250	258,394	250,555
500,000	Pierce Cnty Wa	8/1/2025	5.375	516,132	540,755
500,000	Pima Cnty Az Indl	2/1/2015	6.625	500,000	505,395
200,000	Pima Cnty Az Indl Dev	12/15/2016	5.250	197,527	202,346
310,000	Pima Cnty Az Indl Dev Auth	8/1/2012	6.250	310,000	314,901
150,000	Pima Cnty Az Indl Dev Auth Ed	7/1/2012	5.000	149,579	150,951
400,000	Pima Cnty Az Indl Dev Auth Ed	7/1/2019	6.875	400,000	410,860
1,000,000	Pima Cnty Az Indl Dev Auth Ed	2/1/2015	7.250	996,988	976,600
195,000	Pima Cnty Az Indl Dev Auth Rev	2/1/2014	6.375	195,000	198,184
923,000	Pingree Grove Village IL	3/1/2015	5.250	914,277	932,636
225,000	Pitt Cnty Nc Rev	12/1/2010	5.375	238,740	230,299
1,250,000	Pleasants Cnty Wv Poll Ctl	5/1/2015	6.150	1,335,282	1,265,788
185,000	Plymouth Mn Multifamily Hsg	6/20/2031	8.050	191,793	192,633

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

2,000,000	Port Everglades Auth Fl Impt	9/1/2016	5.000	$2,027,032	2,004,760
250,000	Portland Me Hsg Dev Corp	8/1/2021	5.700	250,000	260,000
650,000	Portland Me Hsg Dev Corp	8/1/2015	4.875	650,000	651,703
185,000	Portland or Hydroelectric Pwr	10/1/2016	7.000	191,425	186,737
140,000	Portland Ore Hydroelectric Pwr	10/1/2016	7.000	146,529	143,752
500,000	Potter Cnty Pa Hosp Auth Rev	8/1/2024	6.050	521,199	516,830
250,000	Private Colleges&univs Auth Ga	10/1/2014	5.250	259,720	258,025
500,000	Puerto Rico Comwlth	7/1/2030	5.125	519,081	529,565
500,000	Puerto Rico Comwlth Aqdct Swr	7/1/2019	5.000	514,851	510,535
300,000	Red River Auth Tx Pollutn Ctl	7/1/2011	5.200	308,196	309,660
100,000	Reunion East Cmnty Dev Dist	11/1/2007	5.900	99,825	100,811
1,000,000	Richardson Tx Hosp Auth Rev	12/1/2028	5.625	1,042,670	1,031,300
150,000	Roselle ILL Multi Fam Hsg Rev	1/1/2025	7.000	151,508	151,545
500,000	Sacramento Cnty Ca Ctfs Partn	10/1/2027	4.750	500,597	503,980
200,000	San Diego Ca Pub Facs Fing	5/15/2025	5.000	202,449	202,192
375,000	San Diego Ca Swr Rev	5/15/2007	4.800	378,578	375,484
470,000	Sandoval Cnty Nm Proj Dev	7/1/2015	7.750	470,000	483,649
250,000	Santa Clara Ca Redev Tax Alloc	6/1/2015	5.000	252,769	251,945
500,000	Shelby Cnty in Jail Bldg Corp	7/15/2007	5.300	510,807	510,830
1,050,000	Shelby Cnty Tn Health Edl Hsg	12/1/2013	6.375	1,050,000	1,066,674
80,000	Shelby Cnty Tn Hlth Edl & Hsg ( B )	1/1/2026	6.600	80,127	67,822
130,000	Shelby Cnty Tn Hlth Edl & Hsg ( B )	1/1/2029	6.000	2,275	2,275
150,000	Shelby Cnty Tn Hlth Edl & Hsg ( B )	1/1/2019	5.350	134,966	76,523
625,000	Shelby Cnty Tn Hlth Edl & Hsg ( B )	1/1/2029	5.550	556,863	312,737
1,000,000	Skowhegan Me Pollutn	11/1/2013	5.900	1,000,000	1,002,180
400,000	South Carolina Edl Facs Auth	10/1/2026	5.500	419,607	413,520
2,100,000	South Dakota St Health	7/1/2030	3.650	2,100,000	2,100,000
400,000	South La Port Commn Port Rev	4/1/2017	5.850	422,701	412,608
235,000	South Lake Cnty Hosp Dist Fla	10/1/2008	4.250	234,695	235,211
630,000	South Lake Cnty Hosp Fl	10/1/2013	5.500	629,599	667,000
250,000	Southwestern IL Dev Auth Rev	8/15/2015	5.375	260,190	259,195
1,500,000	Southwestern IL Dev Auth Rev	8/15/2029	5.625	1,542,905	1,543,425
190,000	Southwestern ILL Dev Auth Rev	4/1/2010	6.000	186,897	187,083
500,000	St Joseph Mo Indl Dev Auth Tax	11/1/2023	5.375	495,708	498,825
1,000,000	St Joseph Mo Indl Dev Auth Tax	11/1/2019	5.100	985,308	989,660
800,000	St Louis Cnty Mo Hsg Auth ( B )	11/1/2014	8.500	800,000	607,176
525,000	St Paul Mn Hsg & Redev Hosp	11/15/2014	5.250	539,952	540,388
660,000	Staunton Va Indl Dev Auth Edl	11/1/2014	6.600	694,967	687,106
875,000	Sterling Hill Cmnty Dev Dist	11/1/2010	5.500	871,339	880,792
1,000,000	Suburban Mobility Auth Regl	2/15/2009	4.900	994,768	1,003,060
135,000	Summit Academy North Mi Pub	7/1/2009	6.250	137,147	145,913
445,000	Summit Academy North Mi Pub	11/1/2011	4.750	445,201	440,176
280,000	Sundance Cmnty Facs Dist Az	7/1/2008	5.000	280,000	285,737
600,000	Sweetwater Cnty Wy Pollutn Ctl	7/15/2026	6.050	639,925	618,372
475,000	Tampa Fl Rev	12/1/2023	5.125	482,851	477,589
500,000	Tangipah0a Parish La Hosp Svc	2/1/2015	5.375	528,085	528,890
160,000	Taos Cnty Nm Gross Rcpts Tax	10/1/2009	3.500	158,333	155,816
1,000,000	Tarrant Cnty Tx Hlth Facs Dev	2/15/2022	5.250	1,041,660	1,050,270
465,000	Tarrant Cnty Tx Hsg Fin Corp ( B )	6/1/2031	10.500	465,000	47,662
265,000	Texas St Affordable Hsg Corp	10/1/2008	4.100	265,000	265,138
210,000	Texas St Dept Hsg & Cmnty	7/1/2026	6.450	210,093	215,244
250,000	Texas St Dept Hsg & Cmnty	7/1/2016	6.350	258,794	256,337
800,000	Texas Student Hsg Auth Rev ( B )	1/1/2033	11.000	800,000	79,000
250,000	Texas Wtr Dev Brd Rev	7/15/2018	5.125	260,054	254,230
400,000	Thousand Oaks Cmnty Dev Dist	5/1/2035	5.350	399,007	402,776
1,000,000	Tisons Landing Cmnty Dev Dist	11/1/2011	5.000	997,515	1,002,190
500,000	Tob Securitization Auth North	6/1/2023	4.750	485,571	495,595
500,000	Tobacco Settlement Fing Corp	6/1/2014	5.500	541,748	530,045
545,000	Tobacco Settlement Fing Corp	6/1/2019	4.375	499,103	546,526
925,000	Tobacco Settlement Rev Mgmt	5/15/2022	6.000	951,850	977,170
840,000	Todd Creek Farms Met Dist No 1	12/1/2009	4.750	832,588	833,608
1,390,000	Tomball Tx Hosp Auth Rev	7/1/2012	5.000	1,424,783	1,437,510
2,000,000	Travis Cnty Tx Health Facs Dev	11/15/2035	4.750	2,000,000	1,999,380
840,000	Travis Cnty Tx Hsg Fin Corp (B)	6/1/2035	9.250	840,000	294,630
375,000	Tuscaloosa Al Spl Care Facs	8/1/2036	5.875	368,459	376,721
1,150,000	Tuscaloosa Al Spl Care Facs	8/1/2015	5.125	1,139,259	1,146,331
200,000	University City Mo Indl Dev Au	12/20/2030	6.000	211,625	204,152
1,000,000	University Fl Resh Fndtn Inc	9/1/2033	5.125	1,035,556	1,040,720

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Face amount or shares	Security	Maturity date	Coupon rate	Cost	Market value (a)	Percent of net assets

500,000	Valley View Hosp Auth Ok Rev	8/15/2014	6.000	$524,104	515,600
235,000	Vermont Edl & Hlth Bldgs Agy	6/15/2007	4.375	234,898	233,780
300,000	Verrado Cmnty Facs Dist No 1	7/15/2013	6.000	300,000	325,011
85,000	Vista Lakes Cmnty Dev Dist Fl	5/1/2008	5.800	84,859	85,683
250,000	Vistancia Cmnty Facs Dist Az	7/15/2008	4.150	250,000	247,267
750,000	Washington Cnty Ok Med Auth	11/1/2010	5.500	770,496	770,160
1,000,000	Washington Cnty Pa Auth Rev	12/1/2029	6.150	1,064,421	1,072,500
500,000	Washington St	7/1/2022	5.000	517,173	525,815
500,000	Washington St Nonprofit Hsg	7/1/2027	6.125	527,944	510,040
225,000	Well Augmentation Subdist Cent	3/1/2007	3.875	225,000	222,880
300,000	Westchester Cnty Ny Indl Dev	7/1/2006	5.500	300,750	302,028
350,000	Westchester Tobacco Asset	6/1/2021	4.500	345,046	346,419
500,000	Wi St Health Edl Facs	6/1/2028	5.700	521,252	520,360
460,000	Wisconsin Health & Edl Facs	8/15/2016	4.600	458,446	461,799
1,000,000	Wisconsin Health & Edl Facs	12/1/2034	4.750	1,000,000	1,000,210
90,000	Wisconsin St Health & Edl Facs	9/1/2007	3.750	90,000	90,015
250,000	Wisconsin St Health & Edl Facs	3/1/2015	4.650	250,000	247,595
350,000	Wisconsin St Health & Edl Facs	7/1/2021	6.000	360,796	374,724
400,000	Wisconsin St Health & Edl Facs	9/1/2015	5.000	400,000	401,224
410,000	Wisconsin St Health & Edl Facs	12/1/2006	6.000	418,776	415,551
450,000	Wisconsin St Health & Edl Facs	7/1/2017	6.000	465,113	484,168
500,000	Wisconsin St Health & Edl Facs	12/15/2020	5.500	532,807	526,550
500,000	Wisconsin St Health & Edl Facs	11/15/2023	6.000	537,020	541,550
750,000	Wisconsin St Health & Edl Facs	11/15/2028	6.250	780,353	829,650
1,240,000	Woodhill Pub Fac Corp Tex	12/1/2015	7.250	1,222,684	1,219,738
250,000	York Cnty Pa Indl Dev Auth Rev	10/1/2019	6.450	251,883	253,127

				217,791,433	217,058,683	96.27%

	Cash equivalents:
3,192,147	SSGA Tax-exempt Money Market Fund		2.801	3,192,147	3,192,147	1.42%

	Grand total (d)			$223,363,874	222,652,176	98.75%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)	At December 31, 2005, the cost for federal income tax purposes was $223,363,874. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$2,945,334
Gross unrealized depreciation	(3,657,032)

Net unrealized depreciation	$(711,698)

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical diversification	Percent

Texas	12.79%
Florida	10.78
Illinois	10.47
California	9.54
Pennsylvania	4.46
Wisconsin	3.52
Colorado	3.18
Louisiana	3.12
Missouri	2.77
Arizona	2.50
Tennessee	2.17
Other	34.70

100.00%

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST Schedule of Investments – Clearwater Tax-Exempt Bond Fund December 31, 2005

Clearwater Tax-Exempt Fund Portfolio Diversification (as a percentage of net assets)

See accompanying notes to financial statements.
40